==============================================================================
                                                        SEC File Nos. 33-5270
                                                                      811-4653
=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             Registration Statement
                                      under
                           the Securities Act of 1933

                         Post-Effective Amendment No. 25

                             Registration Statement
                                      under
                       the Investment Company Act of 1940

                                Amendment No. 24


                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
               (Exact name of registrant as specified in charter)

                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                    (Address of principal executive offices)


               Registrant's Telephone Number, Including Area Code:
                                 (202) 842-5665


                                JEFFREY L. STEELE
                        WASHINGTON MANAGEMENT CORPORATION
                            1101 Vermont Avenue, N.W.
                             Washington, D.C. 20005
                     (Name and address of agent for service)


                                   Copies to:
                              JULIAN MARKHAM, Esq.
                  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
                           1212 New York Avenue, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)


 The Registrant filed its 24f-2 Notice for fiscal 2004 on September 28, 2004.

                  Approximate Date of Proposed Public Offering:

  |X| It is proposed that this filing will become effective on October 1, 2004, pursuant to paragraph (b) of Rule 485.

 [logo - American Funds (r)]




                                         The right choice for the long term/(R)/




The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/

 PROSPECTUS







 October 1, 2004



The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.

TABLE OF CONTENTS
 1    Risk/Return summary
 7    Fees and expenses of the fund
 9    Investment objectives, strategies and risks
12    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
19    Sales charges
21    Sales charge reductions and waivers
24    Individual Retirement Account (IRA) rollovers
25    Plans of distribution
25    Other compensation to dealers
26    How to sell shares
28    Distributions and taxes
29    Financial highlights



 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return summary

The fund's primary objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is to preserve your investment. It invests primarily in investment-grade municipal bonds, and to a lesser extent in lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia), including counties, cities, towns and various regional or special districts.

The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. Each fund is intended primarily for taxable residents of its respective state (Maryland or Virginia).
 Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad. Because the fund invests in securities issued by the respective state (Maryland or Virginia) municipalities, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund that does not concentrate in a single state. The values of and the income generated by debt securities owned by the fund may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The American Funds Tax-Exempt Series I / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

Unlike the bar charts, the Investment Results tables reflect, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline after one year and are eliminated after six years.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, taxable dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Unlike the Investment Results tables on pages 4 and 6, the Additional Investment Results table on page 11 reflects each fund's results calculated without sales charges.

                            The American Funds Tax-Exempt Series I / Prospectus

THE MARYLAND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994  -4.75%
1995  16.43
1996   3.74
1997   8.96
1998   5.74
1999  -2.35
2000   8.19
2001   5.10
2002   8.31
2003   4.66
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST           6.31%  (quarter ended March 31, 1995)
LOWEST           -4.54%  (quarter ended March 31, 1994)


The fund's total return for the six months ended June 30, 2004, was -0.24%.

The American Funds Tax-Exempt Series I / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
 THE MARYLAND FUND                     1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/14/86
 Before taxes                          0.71%    3.91%    4.85%        5.94%
 After taxes on distributions          0.71     3.90     4.81          N/A
 After taxes on distributions and      1.77     3.96     4.81          N/A
sale of fund shares





                                  1 YEAR  LIFETIME/1/
                                  -------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -1.11%     5.10%
 CLASS C -- FIRST SOLD 4/12/01
 Before taxes                      2.76      5.04
 CLASS F -- FIRST SOLD 6/15/01
 Before taxes                      4.52      5.55





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
                                   --------------------------------------------
 INDEX (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond     5.31%    5.83%      6.03%        7.55%
Index/3/
 Class A 30-day yield at July 31, 2004: 3.21%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all distributions.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                            The American Funds Tax-Exempt Series I / Prospectus

THE VIRGINIA FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]
1994  -4.76%
1995  15.84
1996   3.48
1997   8.32
1998   5.69
1999  -2.53
2000  10.05
2001   4.52
2002   8.92
2003   4.18
[end bar chart]


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST                  6.61%  (quarter ended March 31, 1995)
LOWEST                  -4.43%  (quarter ended March 31, 1994)


The fund's total return for the six months ended June 30, 2004, was -1.10%.

The American Funds Tax-Exempt Series I / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
 THE VIRGINIA FUND                     1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/14/86
 Before taxes                          0.30%    4.13%    4.81%        6.16%
 After taxes on distributions          0.30     4.12     4.76          N/A
 After taxes on distributions and      1.39     4.12     4.74          N/A
sale of fund shares





                                  1 YEAR  LIFETIME/1/
                                  -------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     -1.58%     5.46%
 CLASS C -- FIRST SOLD 4/18/01
 Before taxes                      2.29      5.08
 CLASS F -- FIRST SOLD 4/4/01
 Before taxes                      4.05      5.23





                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
                                   --------------------------------------------
 INDEX (BEFORE TAXES)/2/
 Lehman Brothers Municipal Bond     5.31%    5.83%      6.03%        7.55%
Index/3/
 Class A 30-day yield at July 31, 2004: 3.04%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all distributions.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.

                            The American Funds Tax-Exempt Series I / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                     CLASS A   CLASS B   CLASS C    CLASS F/1/
-------------------------------------------------------------------------------
 Maximum initial sales charge on
 purchases                           3.75%/2/    none      none        none
 (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested    none      none      none        none
 dividends
-------------------------------------------------------------------------------
 Maximum contingent deferred sales      none   5.00%/4/  1.00%/5/      none
 charge                                 /3/
-------------------------------------------------------------------------------
 Redemption or exchange fees           none      none      none        none



1 Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
2 The initial sales charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.
3 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
4 The contingent deferred sales charge is reduced after one year and eliminated after six years.
5 The contingent deferred sales charge is eliminated after one year.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
 THE MARYLAND FUND
---------------------------------------------------------------------
 Management fees                  0.38%    0.38%    0.38%    0.38%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6/
---------------------------------------------------------------------
 Other expenses                   0.09     0.10     0.22     0.22
---------------------------------------------------------------------
 Total annual fund operating      0.72     1.48     1.60     0.85
 expenses
 THE VIRGINIA FUND

 Management fees                  0.36%    0.36%    0.36%    0.36%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/6/
---------------------------------------------------------------------
 Other expenses                   0.09     0.09     0.22     0.22
---------------------------------------------------------------------
 Total annual fund operating      0.70     1.45     1.58     0.83
 expenses



6 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees will always be 1.00% of each class' average net assets annually.

The American Funds Tax-Exempt Series I / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                            1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
 THE MARYLAND FUND
 Class A/1/                                  $446    $597    $  761     $1,236
--------------------------------------------------------------------------------
 Class B -- assuming redemption/2/            651     868     1,008      1,562
--------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/         151     468       808      1,562
--------------------------------------------------------------------------------
 Class C -- assuming redemption/4/            263     505       871      1,900
--------------------------------------------------------------------------------
 Class C -- assuming no redemption            163     505       871      1,900
--------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/      87     271       471      1,049

 THE VIRGINIA FUND
 Class A/1/                                  $444    $590    $  750     $1,213
--------------------------------------------------------------------------------
 Class B -- assuming redemption/2/            648     859       992      1,531
--------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/         148     459       792      1,531
--------------------------------------------------------------------------------
 Class C -- assuming redemption/4/            261     499       860      1,878
--------------------------------------------------------------------------------
 Class C -- assuming no redemption            161     499       860      1,878
--------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/      85     265       460      1,025



1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
3 Reflects Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .50% to 3.00% of assets annually depending on the services offered.

                            The American Funds Tax-Exempt Series I / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing, under normal circumstances, 80% of its assets in municipal bonds, and to a lesser extent in lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia) and in municipal securities that are issued by jurisdictions outside the respective state provided such securities are exempt from federal and Maryland/Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers in the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

The fund will invest primarily in investment-grade debt securities rated Baa or BBB or better by Moody's Investors Service or Standard & Poor's Corporation (or unrated but determined to be of equivalent quality) and may invest up to 20% of its assets in lower quality, lower rated debt securities rated Ba and BB or below (or unrated but determined to be of equivalent quality).

The values of and the income generated by most debt securities held by the fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The American Funds Tax-Exempt Series I / Prospectus

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. Also, bonds of certain sectors may from time to time have special risks. For example, the health care sector can be affected by state and federal regulation.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The fund may also hold cash or money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objectives in a period of rising market prices; conversely, it would reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent attractive investment opportunities.

                            The American Funds Tax-Exempt Series I / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables on pages 4 and 6, the table below reflects the funds' results calculated without sales charges.


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003:
 THE MARYLAND FUND                     1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/14/86
 Before taxes                          4.66%    4.71%    5.25%        6.17%
 After taxes on distributions          4.66     4.70     5.22          N/A
 After taxes on distributions and      4.39     4.66     5.17          N/A
sale of fund shares





                                  1 YEAR  LIFETIME/1/
                                  -------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     3.89%      5.78%
 CLASS C -- FIRST SOLD 4/12/01
 Before taxes                     2.76       5.04
 CLASS F -- FIRST SOLD 6/15/01
 Before taxes                     4.52       5.55





                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/1/
                           ----------------------------------------------------
 INDEX (BEFORE TAXES)/2/
 Lehman Brothers             5.31%      5.83%        6.03%          7.55%
Municipal Bond Index/3/
 Class A distribution rate at December 31, 2003: 4.10%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)





 THE VIRGINIA FUND                     1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 8/14/86
 Before taxes                          4.18%    4.93%    5.22%        6.39%
 After taxes on distributions          4.18     4.92     5.16          N/A
 After taxes on distributions and      3.97     4.82     5.11          N/A
sale of fund shares





                                  1 YEAR  LIFETIME/1/
                                  -------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                     3.42%      6.13%
 CLASS C -- FIRST SOLD 4/18/01
 Before taxes                     2.29       5.08
 CLASS F -- FIRST SOLD 4/4/01
 Before taxes                     4.05       5.23





                            1 YEAR     5 YEARS     10 YEARS      LIFETIME/1/
                           ----------------------------------------------------
 INDEX (BEFORE TAXES)/2/
 Lehman Brothers             5.31%      5.83%        6.03%          7.55%
Municipal Bond Index/3/
 Class A distribution rate at December 31, 2003: 3.80%/4/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.
2 Index returns reflect the reinvestment of all distributions.
3 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

The American Funds Tax-Exempt Series I / Prospectus

Management and organization

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc., and is located at 333 South Hope Street, Los Angeles, California 90071 and 135 South State College Boulevard, Brea, California 92821. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to

                            The American Funds Tax-Exempt Series I / Prospectus
investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

INVESTMENT METHODOLOGY

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. All investment decisions are made within the parameters established by the fund's objective(s), policies and restrictions, as well as the policies and oversight of Capital Research and Management Company's Investment Committee.

COMPENSATION OF INVESTMENT PROFESSIONALS

Portfolio counselors and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns over a four-year period to relevant benchmarks. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts.

The primary individual portfolio counselors for The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are:



 PORTFOLIO COUNSELOR/ FUND     PORTFOLIO COUNSELOR     PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)       EXPERIENCE IN THIS FUND   (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 BRENDA S. ELLERIN                  11 years           Senior Vice President, Capital Research
                                                       Company

                                                       Investment professional for 15 years in
                                                       total; 13 years with Capital Research and
                                                       Management Company or affiliate
 EDWARD B. NAHMIAS                   1 year            Executive Vice President and Director,
                                                       Capital Research Company

                                                       Investment professional for 15 years in
                                                       total; 8 years with Capital Research and
                                                       Management Company or affiliate

The American Funds Tax-Exempt Series I / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.


 AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133


A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company.

                            The American Funds Tax-Exempt Series I / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. availability of share classes

 -- Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans; and

 -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

The American Funds Tax-Exempt Series I / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge     up to 3.75% (reduced for purchases of $100,000 or
                          more and eliminated for purchases of $1 million or
                          more)
 Contingent deferred      none (except a charge of 1.00% applies on certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually
 Dividends                generally higher than other classes due to lower
                          annual expenses
 Purchase maximum         none
 Conversion               none
 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00% and declines until it reaches 0%
 sales charge             after six years
 12b-1 fees               1.00% annually
 Dividends                generally lower than A and F shares due to higher
                          12b-1 fees and other expenses, but higher than C
                          shares due to lower other expenses
 Purchase maximum         $100,000
 Conversion               automatic conversion to A shares after eight years,
                          reducing future annual expenses
 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after being
 sales charge             purchased
 12b-1 fees               1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         $500,000
 Conversion               automatic conversion to F shares after 10 years,
                          reducing future annual expenses
 CLASS F SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than B and C shares due to lower
                          12b-1 fees, but lower than A shares due to higher
                          other expenses
 Purchase maximum         none
 Conversion               none

                            The American Funds Tax-Exempt Series I / Prospectus

Purchase and exchange of shares

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. Each fund is intended primarily for taxable residents of its respective state and may not be appropriate for residents of other states and tax-exempt entities. Each fund is qualified for sale only in Maryland, Virginia, Florida, Delaware and the District of Columbia.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.


EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES, INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY, THAT THE FUND OR AMERICAN FUNDS DISTRIBUTORS HAS DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND MAY BE REJECTED.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE

The American Funds Tax-Exempt Series I / Prospectus

INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
------------------------------------------------------------
 To establish an account                           $  1,000
                                                  ----------
 To add to an account                                    50
                                                  ----------
 PURCHASE MAXIMUM FOR CLASS B SHARES                100,000
------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                500,000

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                            The American Funds Tax-Exempt Series I / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

The American Funds Tax-Exempt Series I / Prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

                            The American Funds Tax-Exempt Series I / Prospectus

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. American Funds Service Company may verify account information with your financial adviser to determine your eligibility to receive a sales charge discount. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse -- or equivalent if recognized under local law -- and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

The American Funds Tax-Exempt Series I / Prospectus

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

                            The American Funds Tax-Exempt Series I / Prospectus

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, and only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

The American Funds Tax-Exempt Series I / Prospectus

Individual Retirement Account (IRA) rollovers

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS.

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover plan involving assets of a retirement plan that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, also may be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the fund's current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more. No dealer commissions will be paid on rollovers to American Funds money market funds.

                            The American Funds Tax-Exempt Series I / Prospectus

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses of up to .25% for Class A shares, 1.00% for Class B and C shares, and up to .50% for Class F shares. For all share classes, up to ..25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's fund sales by that dealer and (b) .02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately .02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers outside the top 75 firms.

The American Funds Tax-Exempt Series I / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to

                            The American Funds Tax-Exempt Series I / Prospectus
a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

The American Funds Tax-Exempt Series I / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from state (Maryland or Virginia) income tax will also be exempt from such respective state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations other than state (Maryland or Virginia) municipal securities, however, such dividends will be subject to such respective state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                            The American Funds Tax-Exempt Series I / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


THE MARYLAND FUND/1/


                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                     Net asset                  gains (losses)
                                      value,        Net          on securities     Total from
                                     beginning   investment     (both realized     investment
                                     of period     income      and unrealized)     operations
------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                 $15.76        $.64            $ .17            $ .81
 Year ended 7/31/2003                  15.93         .62             (.15)             .47
 Year ended 7/31/2002                  15.68         .69              .25              .94
 Year ended 7/31/2001                  15.12         .74              .56             1.30
 Year ended 7/31/2000                  15.57         .74             (.45)             .29
------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                  15.76         .52              .17              .69
 Year ended 7/31/2003                  15.93         .50             (.15)             .35
 Year ended 7/31/2002                  15.68         .57              .25              .82
 Year ended 7/31/2001                  15.12         .62              .56             1.18
 Period from 3/15/2000 to 7/31/2000    15.01         .16              .18              .34
------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                 $15.76        $.50            $ .17            $ .67
 Year ended 7/31/2003                  15.93         .48             (.15)             .33
 Year ended 7/31/2002                  15.68         .55              .25              .80
 Period from 4/12/2001 to 7/31/2001    15.49         .15              .20              .35
------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                  15.76         .62              .17              .79
 Year ended 7/31/2003                  15.93         .60             (.15)             .45
 Year ended 7/31/2002                  15.68         .64              .25              .89
 Period from 6/15/2001 to 7/31/2001    15.59         .07              .09              .16
                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total                                             Ratio of
                                     (from net   Distributions     dividends    Net asset               Net assets,    expenses
                                     investment      (from            and       value, end    Total    end of period   to average
                                      income)    capital gains)  distributions  of period   return/3/  (in millions)  net assets
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                  $(.63)        $  --          $(.63)        $15.94      5.17%        $154           .72%
 Year ended 7/31/2003                   (.62)         (.02)          (.64)         15.76      2.98          156           .73
 Year ended 7/31/2002                   (.69)           --           (.69)         15.93      6.14          139           .75
 Year ended 7/31/2001                   (.74)           --           (.74)         15.68      8.77          119           .80
 Year ended 7/31/2000                   (.74)           --           (.74)         15.12      2.03          100           .82
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                   (.51)           --           (.51)         15.94      4.40           19          1.48
 Year ended 7/31/2003                   (.50)         (.02)          (.52)         15.76      2.22           18          1.48
 Year ended 7/31/2002                   (.57)           --           (.57)         15.93      5.35           11          1.49
 Year ended 7/31/2001                   (.62)           --           (.62)         15.68      7.96            4          1.54
 Period from 3/15/2000 to 7/31/2000     (.23)           --           (.23)         15.12      2.26            1           .58
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                  $(.49)        $  --          $(.49)        $15.94      4.27%        $ 17          1.60%
 Year ended 7/31/2003                   (.48)         (.02)          (.50)         15.76      2.09           13          1.61
 Year ended 7/31/2002                   (.55)           --           (.55)         15.93      5.20            6          1.64
 Period from 4/12/2001 to 7/31/2001     (.16)           --           (.16)         15.68      2.29            1           .49
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                   (.61)           --           (.61)         15.94      5.04            5           .85
 Year ended 7/31/2003                   (.60)         (.02)          (.62)         15.76      2.84            3           .86
 Year ended 7/31/2002                   (.64)           --           (.64)         15.93      5.81            2           .99
 Period from 6/15/2001 to 7/31/2001     (.07)           --           (.07)         15.68      1.03          --/4/         .14


                                       Ratio of
                                      net income
                                      to average
                                      net assets
-------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                   3.97%
 Year ended 7/31/2003                   3.87
 Year ended 7/31/2002                   4.40
 Year ended 7/31/2001                   4.77
 Year ended 7/31/2000                   4.92
-------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                   3.21
 Year ended 7/31/2003                   3.09
 Year ended 7/31/2002                   3.62
 Year ended 7/31/2001                   3.91
 Period from 3/15/2000 to 7/31/2000     1.32
-------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                   3.09%
 Year ended 7/31/2003                   2.97
 Year ended 7/31/2002                   3.51
 Period from 4/12/2001 to 7/31/2001     1.02
-------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                   3.85
 Year ended 7/31/2003                   3.73
 Year ended 7/31/2002                   4.18
 Period from 6/15/2001 to 7/31/2001      .45


The American Funds Tax-Exempt Series I / Prospectus

                                            YEAR ENDED JULY 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       11%          8%          5%         16%          12%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 Amount less than $1 million.
                            The American Funds Tax-Exempt Series I / Prospectus

THE VIRGINIA FUND/1/


                                                  INCOME FROM INVESTMENT OPERATIONS/2/
                                                                  Net
                                     Net asset               gains (losses)
                                      value,       Net        on securities   Total from
                                     beginning  investment   (both realized   investment
                                     of period    income    and unrealized)   operations
------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                 $16.32       $.60          $ .16          $ .76
 Year ended 7/31/2003                  16.57        .60           (.21)           .39
 Year ended 7/31/2002                  16.29        .66            .31            .97
 Year ended 7/31/2001                  15.57        .72            .72           1.44
 Year ended 7/31/2000                  15.82        .74           (.25)           .49
------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                  16.32        .48            .16            .64
 Year ended 7/31/2003                  16.57        .47           (.21)           .26
 Year ended 7/31/2002                  16.29        .54            .31            .85
 Year ended 7/31/2001                  15.57        .59            .72           1.31
 Period from 3/15/2000 to 7/31/2000    15.28        .18            .34            .52
------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                  16.32        .45            .16            .61
 Year ended 7/31/2003                  16.57        .45           (.21)           .24
 Year ended 7/31/2002                  16.29        .52            .31            .83
 Period from 4/18/2001 to 7/31/2001    16.01        .14            .29            .43
------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                  16.32        .58            .16            .74
 Year ended 7/31/2003                  16.57        .58           (.21)           .37
 Year ended 7/31/2002                  16.29        .56            .31            .87
 Period from 4/4/2001 to 7/31/2001     16.18        .18            .13            .31
                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total                                             Ratio of
                                     (from net   Distributions     dividends    Net asset               Net assets,    expenses
                                     investment      (from            and       value, end    Total    end of period   to average
                                      income)    capital gains)  distributions  of period   return/3/  (in millions)  net assets
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                  $(.60)        $  --          $(.60)        $16.48      4.67%        $189           .70%
 Year ended 7/31/2003                   (.60)         (.04)          (.64)         16.32      2.32          189           .71
 Year ended 7/31/2002                   (.66)         (.03)          (.69)         16.57      6.08          169           .73
 Year ended 7/31/2001                   (.72)           --           (.72)         16.29      9.40          132           .78
 Year ended 7/31/2000                   (.74)           --           (.74)         15.57      3.24          114           .80
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                   (.48)           --           (.48)         16.48      3.90           14          1.45
 Year ended 7/31/2003                   (.47)         (.04)          (.51)         16.32      1.56           14          1.46
 Year ended 7/31/2002                   (.54)         (.03)          (.57)         16.57      5.28            7          1.48
 Year ended 7/31/2001                   (.59)           --           (.59)         16.29      8.56            3          1.51
 Period from 3/15/2000 to 7/31/2000     (.23)           --           (.23)         15.57      3.40          --/4/         .59
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                   (.45)           --           (.45)         16.48      3.77           15          1.58
 Year ended 7/31/2003                   (.45)         (.04)          (.49)         16.32      1.43           14          1.60
 Year ended 7/31/2002                   (.52)         (.03)          (.55)         16.57      5.15            8          1.62
 Period from 4/18/2001 to 7/31/2001     (.15)           --           (.15)         16.29      2.69            1           .46
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                   (.58)           --           (.58)         16.48      4.54            7           .83
 Year ended 7/31/2003                   (.58)         (.04)          (.62)         16.32      2.17            3           .85
 Year ended 7/31/2002                   (.56)         (.03)          (.59)         16.57      5.44            1          1.23
 Period from 4/4/2001 to 7/31/2001      (.20)           --           (.20)         16.29      1.95          --/4/         .31


                                       Ratio of
                                      net income
                                      to average
                                      net assets
-------------------------------------------------
 CLASS A:
 Year ended 7/31/2004                   3.60%
 Year ended 7/31/2003                   3.61
 Year ended 7/31/2002                   4.05
 Year ended 7/31/2001                   4.47
 Year ended 7/31/2000                   4.77
-------------------------------------------------
 CLASS B:
 Year ended 7/31/2004                   2.84
 Year ended 7/31/2003                   2.81
 Year ended 7/31/2002                   3.26
 Year ended 7/31/2001                   3.57
 Period from 3/15/2000 to 7/31/2000     1.38
-------------------------------------------------
 CLASS C:
 Year ended 7/31/2004                   2.72
 Year ended 7/31/2003                   2.72
 Year ended 7/31/2002                   3.13
 Period from 4/18/2001 to 7/31/2001      .89
-------------------------------------------------
 CLASS F:
 Year ended 7/31/2004                   3.48
 Year ended 7/31/2003                   3.44
 Year ended 7/31/2002                   3.51
 Period from 4/4/2001 to 7/31/2001      1.26





                                            YEAR ENDED JULY 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%          4%         10%          5%          22%
OF SHARES



1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 Amount less than $1 million.
The American Funds Tax-Exempt Series I / Prospectus

NOTES

                            The American Funds Tax-Exempt Series I / Prospectus

NOTES


                                       33

The American Funds Tax-Exempt Series I / Prospectus

NOTES

                            The American Funds Tax-Exempt Series I / Prospectus

NOTES


                                       35

The American Funds Tax-Exempt Series I / Prospectus

NOTES

                            The American Funds Tax-Exempt Series I / Prospectus

  [logo - American Funds (r)]

                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
          Telephone conversations may be recorded or monitored
          for verification, recordkeeping and quality-assurance
          purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the business manager and the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, NW, Washington, DC 20005.





[LOGO - recycled bug]




Printed on recycled paper
MFGEPR-970-1004 Litho in USA               Investment Company File No. 811-4653
CGD/MC/8019
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

 [logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The American Funds
Tax-Exempt Series I

The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/



 PROSPECTUS
 ADDENDUM





 October 1, 2004



The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.






 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM// /Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the fund -- pages 7-8

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                             CLASS R-5
 THE MARYLAND FUND
---------------------------------------------------------
 Management fees                               0.38%
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses                                0.16
---------------------------------------------------------
 Total annual fund operating expenses          0.54
 THE VIRGINIA FUND

 Management fees                               0.36
---------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
---------------------------------------------------------
 Other expenses                                0.16
---------------------------------------------------------
 Total annual fund operating expenses          0.52

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividend and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                1 YEAR  3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------
 THE MARYLAND FUND
 Class R-5                       $55    $    173   $302       $677
---------------------------------------------------------------------
 THE VIRGINIA FUND
 Class R-5                        53         167    291        653
---------------------------------------------------------------------



Purchase and exchange of shares -- pages 17-18

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 19-21

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of Class R-5 shares.

Financial highlights/1/ -- pages 29-31

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                                     Net
                                     Net asset                 gains (losses)
                                      value,        Net         on securities     Total from
                                     beginning   investment    (both realized     investment
                                     of period     income      and unrealized)    operations
-----------------------------------------------------------------------------------------------
THE MARYLAND FUND
CLASS R-5:
Year ended 7/31/2004                  $15.76        $.67           $ .17             $.84
 Year ended 7/31/2003                  15.93         .65            (.15)             .50
 Period from 7/15/2002 to 7/31/2002    15.91         .03             .02              .05
-----------------------------------------------------------------------------------------------
THE VIRGINIA FUND
CLASS R-5:
Year ended 7/31/2004                   16.32         .63             .16              .79
 Year ended 7/31/2003                  16.57         .63            (.21)             .42
 Period from 7/15/2002 to 7/31/2002    16.55         .03             .02              .05
                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total                                          Ratio of
                                     (from net   Distributions     dividends    Net asset            Net assets,    expenses
                                     investment      (from            and       value, end  Total   end of period   to average
                                      income)    capital gains)  distributions  of period   return  (in millions)  net assets
--------------------------------------------------------------------------------------------------------------------------------
THE MARYLAND FUND
CLASS R-5:
Year ended 7/31/2004                   $(.66)        $  --          $(.66)        $15.94    5.36%        $3           .54%
 Year ended 7/31/2003                   (.65)         (.02)          (.67)         15.76    3.16          3           .55
 Period from 7/15/2002 to 7/31/2002     (.03)           --           (.03)         15.93     .31          3           .02
--------------------------------------------------------------------------------------------------------------------------------
THE VIRGINIA FUND
CLASS R-5:
Year ended 7/31/2004                    (.63)           --           (.63)         16.48    4.85          2           .52
 Year ended 7/31/2003                   (.63)         (.04)          (.67)         16.32    2.49          2           .53
 Period from 7/15/2002 to 7/31/2002     (.03)           --           (.03)         16.57     .29          2           .02


                                       Ratio of
                                      net income
                                      to average
                                      net assets
-------------------------------------------------
THE MARYLAND FUND
CLASS R-5:
Year ended 7/31/2004                    4.15%
 Year ended 7/31/2003                   4.06
 Period from 7/15/2002 to 7/31/2002      .18
-------------------------------------------------
THE VIRGINIA FUND
CLASS R-5:
Year ended 7/31/2004                    3.78
 Year ended 7/31/2003                   3.79
 Period from 7/15/2002 to 7/31/2002      .16





                                            YEAR ENDED JULY 31
                           2004        2003        2002        2001         2000
------------------------------------------------------------------------------------
 THE MARYLAND FUND
 PORTFOLIO TURNOVER        11%          8%          5%         16%          12%
RATE FOR ALL CLASSES
OF SHARES
------------------------------------------------------------------------------------
THE VIRGINIA FUND
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%          4%         10%          5%          22%
OF SHARES




1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Based on average shares outstanding.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                       (THE TAX-EXEMPT FUND OF MARYLAND)
                       (THE TAX-EXEMPT FUND OF VIRGINIA)

                                     Part B
                      Statement of Additional Information

                                October 1, 2004

This document is not a prospectus but should be read in conjunction with the current prospectus of The American Funds Tax-Exempt Series I (the "trust") dated October 1, 2004. The trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of these two funds. The prospectus may be obtained from your financial adviser or by writing to the trust at the following address:

                     The American Funds Tax-Exempt Series I
                       (The Tax-Exempt Fund of Maryland)
                       (The Tax-Exempt Fund of Virginia)
                              Attention: Secretary
                            1101 Vermont Avenue, NW
                              Washington, DC 20005
                                  202/842-5665

                             TABLE OF CONTENTS



Item                                                                  Page no.
----                                                                  --------
Certain investment limitations and guidelines . . . . . . . . . . .        2
Description of certain securities and investment techniques . . . .        2
Fundamental policies and investment restrictions. . . . . . . . . .        7
Management of the trust . . . . . . . . . . . . . . . . . . . . . .        9
Execution of portfolio transactions . . . . . . . . . . . . . . . .       24
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .       26
Purchase and exchange of shares . . . . . . . . . . . . . . . . . .       29
Sales charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       30
Sales charge reductions and waivers . . . . . . . . . . . . . . . .       32
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
Shareholder account services and privileges . . . . . . . . . . . .       36
General information . . . . . . . . . . . . . . . . . . . . . . . .       38
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial statements





                The American Funds Tax-Exempt Series I -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered AT THE TIME OF PURCHASE, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

..    The fund may invest up to 20% of its assets in debt securities rated Ba or below by Moody's Investors Service (Moody's) and BB or below by Standard & Poor's Corporation (S&P) (or unrated but determined to be of equivalent quality).

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.


                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."


DEBT SECURITIES -- Debt securities are used by issuers to borrow money. Generally, issuers pay investors interest and repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and increase in value until maturity. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


                The American Funds Tax-Exempt Series I -- Page 2

Certain additional risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to adverse economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In


                The American Funds Tax-Exempt Series I -- Page 3 addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.


MUNICIPAL INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.


INSURED MUNICIPAL BONDS -- The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund's shares.


SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The fund may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


                The American Funds Tax-Exempt Series I -- Page 4

U.S. COMMONWEALTH OBLIGATIONS -- The fund may invest in obligations of the commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the fund's holdings in such obligations.


FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.


CASH AND CASH EQUIVALENTS -- These include, but are not limited to: (a) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (b) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (c) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (d) tax-exempt variable rate debt issued by municipal conduits for corporate obligors and (e) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.


REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain


                The American Funds Tax-Exempt Series I -- Page 5 liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the investment adviser may increase the fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended July 31, 2004 and 2003 were 11% and 8%, respectively, for the Maryland Fund and 8% and 4%, respectively, for the Virginia Fund. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.


RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS -- The Internal Revenue Code of 1986 (the "Code") imposes limitations on the use and investment of the proceeds of state and


                The American Funds Tax-Exempt Series I -- Page 6 local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund will:

 1. Normally, invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and the respective state (Maryland or Virginia) tax.

These restrictions provide that the fund may not:

2. Invest in more than 10% of the outstanding voting securities of any issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, securities of other investment companies or cash and cash items;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing pro-


                The American Funds Tax-Exempt Series I -- Page 7 vision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

12. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For the purpose of investment restriction number 10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas, or other mineral exploration or development leases.

NONFUNDAMENTAL POLICIES -- The following policies may be changed by the Board of Trustees without shareholder approval:


The fund may not:


1. Invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds;

2.   Invest more than 15% of the value of its net assets in illiquid securities;

3. Invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.


                The American Funds Tax-Exempt Series I -- Page 8

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES AND OFFICERS


                                    YEAR FIRST                                   NUMBER OF PORTFOLIOS
                        POSITION      ELECTED        PRINCIPAL OCCUPATION(S)       WITHIN THE FUND
                        WITH THE     A TRUSTEE                DURING             COMPLEX/2/ OVERSEEN   OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE        TRUST    OF THE TRUST/1/        PAST FIVE YEARS              BY TRUSTEE                BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
 "INDEPENDENT" TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Cyrus A. Ansary         Trustee       1986         President, Investment                 3             JPMorgan Value
 Age: 70                                            Services                                            Opportunities Fund
                                                    International Co. LLC
                                                    (private investment
                                                    company for various
                                                    operating entities)
-----------------------------------------------------------------------------------------------------------------------------------
 Daniel J. Callahan      Trustee       2002         Vice Chairman and                     3             JPMorgan Value
 III                                                Treasurer,                                          Opportunities Fund; WGL
 Age: 72                                            The Morris and Gwendolyn                            Holdings, Inc.
                                                    Cafritz Foundation
-----------------------------------------------------------------------------------------------------------------------------------
 James C. Miller III     Trustee       2000         Chairman, The CapAnalysis             3             Flyi Inc.; JPMorgan Value
 Age: 62                                            Group LLC (economic,                                Opportunities Fund
                                                    financial and regulatory
                                                    expertise); former
                                                    Counselor, Citizens for a
                                                    Sound Economy
-----------------------------------------------------------------------------------------------------------------------------------
 Katherine D. Ortega     Trustee       2003         Former Treasurer of                   3             JPMorgan Value
 Age: 70                                            the United States                                   Opportunities Fund;
                                                                                                        The Kroger Co.;
                                                                                                        Rayonier Inc.
-----------------------------------------------------------------------------------------------------------------------------------
 J. Knox Singleton       Trustee       2004         President and Chief                   3             Healthcare Realty Trust,
 Age: 56                                            Executive Officer, INOVA                            Inc.; JPMorgan Value
                                                    Health System                                       Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
 T. Eugene Smith         Trustee       1986         President, T. Eugene                  3             JPMorgan Value
 Age: 74                                            Smith, Inc.                                         Opportunities Fund
                                                    (real estate consulting,
                                                    planning and development)
-----------------------------------------------------------------------------------------------------------------------------------




                The American Funds Tax-Exempt Series I -- Page 9

                                                         PRINCIPAL OCCUPATION(S) DURING
                                        YEAR FIRST            PAST FIVE YEARS AND
                                          ELECTED                POSITIONS HELD            NUMBER OF PORTFOLIOS
                         POSITION         TRUSTEE           WITH AFFILIATED ENTITIES         WITHIN THE FUND
                         WITH THE     AND/OR OFFICER      OR THE PRINCIPAL UNDERWRITER     COMPLEX/2/ OVERSEEN
    NAME AND AGE          TRUST       OF THE TRUST/1/             OF THE FUND                   BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
------------------------------------------------------------------------------------------------------------------------------------
 James H. Lemon,       Chairman of         1986         Chairman of the Board and Chief             3
 Jr.                   the Trust                        Executive Officer,
 Age: 68                                                The Johnston-Lemon Group,
                                                        Incorporated (financial services
                                                        holding company)
-----------------------------------------------------------------------------------------------------------------
 Harry J. Lister       Vice                1986         Director, Washington Management             3
 Age: 68               Chairman of                      Corporation
                       the Trust
-----------------------------------------------------------------------------------------------------------------
 Jeffrey L. Steele     President of        1999         President and Director,                     3
 Age: 59               the Trust                        Washington Management
                                                        Corporation; former Partner,
                                                        Dechert Price and Rhoads
-----------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE               BY TRUSTEE
---------------------------------------------------
 "INTERESTED" TRUSTEES/4,//5/
----------------------------------------------------
 James H. Lemon,       JPMorgan Value
 Jr.                   Opportunities Fund
 Age: 68
---------------------------------------------------
 Harry J. Lister       JPMorgan Value
 Age: 68               Opportunities Fund
---------------------------------------------------
 Jeffrey L. Steele     JPMorgan Value
 Age: 59               Opportunities Fund
---------------------------------------------------







                                                                                    PRINCIPAL OCCUPATION(S) DURING
                              POSITION         YEAR FIRST ELECTED                 PAST FIVE YEARS AND POSITIONS HELD
                              WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
    NAME AND AGE               TRUST            OF THE TRUST/1/                OR THE PRINCIPAL UNDERWRITER OF THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Howard L.                  Senior Vice               1986          Director, Senior Vice President, Secretary and Assistant
 Kitzmiller                President and                            Treasurer, Washington Management Corporation
 Age: 74                     Secretary
-----------------------------------------------------------------------------------------------------------------------------------
 Lois A. Erhard            Vice President             1988          Vice President, Washington Management Corporation
 Age: 52
-----------------------------------------------------------------------------------------------------------------------------------
 Michael W. Stockton      Vice President,             1996          Director, Vice President, Assistant Secretary and Assistant
 Age: 37                Assistant Secretary                         Treasurer, Washington Management Corporation
                           and Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
 J. Lanier Frank           Assistant Vice             1998          Assistant Vice President, Washington Management Corporation
 Age: 43                     President
-----------------------------------------------------------------------------------------------------------------------------------
 Ashley L. Shaw/6/      Assistant Secretary           2000          Assistant Secretary, Washington Management Corporation; former
 Age: 35                                                            Attorney/Law Clerk
-----------------------------------------------------------------------------------------------------------------------------------




               The American Funds Tax-Exempt Series I -- Page 10

1 Trustees and officers of the trust serve until their resignation, removal or retirement.

2 In each instance where a Trustee of the trust serves on other funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.
3 This includes all directorships (other than those of the American Funds) that are held by each Trustee as a director of a public company or a registered investment company. JPMorgan Value Opportunities Fund was formerly The Growth Fund of Washington.
4 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's business manager, Washington Management Corporation.
5 All of the Trustees and officers listed are officers and/or directors/trustees of one or more other funds for which Washington Management Corporation serves as business manager.
6 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE TRUST IS 1101 VERMONT AVENUE, NW, WASHINGTON, DC 20005, ATTENTION: TRUST SECRETARY.


               The American Funds Tax-Exempt Series I -- Page 11

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2003


                                                                 AGGREGATE DOLLAR RANGE/1/
                                                                         OF SHARES
                                                                    OWNED IN ALL FUNDS
                                                                   IN THE AMERICAN FUNDS
                                DOLLAR RANGE/1/ OF FUND               FAMILY OVERSEEN
         NAME                        SHARES OWNED                       BY TRUSTEE
-------------------------------------------------------------------------------------------
 "INDEPENDENT"             MARYLAND FUND       VIRGINIA FUND
 TRUSTEES                ------------------------------------------------------------------
-------------------------
 Cyrus A. Ansary             $ 50,001              None                Over $100,000
                             - $100,000
-------------------------------------------------------------------------------------------
 Daniel J. Callahan             None               None                Over $100,000
 III
-------------------------------------------------------------------------------------------
 James C. Miller III      $10,001 - $50,000                            Over $100,000
                                             $10,001 - $50,000
-------------------------------------------------------------------------------------------
 Katherine D. Ortega            None               None                Over $100,000
-------------------------------------------------------------------------------------------
 J. Knox Singleton/2/           None               None                Over $100,000
-------------------------------------------------------------------------------------------
 T. Eugene Smith                None           Over $100,000           Over $100,000
-------------------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES/3/
-------------------------------------------------------------------------------------------
 James H. Lemon, Jr.        Over $100,000      Over $100,000           Over $100,000
-------------------------------------------------------------------------------------------
 Harry J. Lister                None           Over $100,000           Over $100,000
-------------------------------------------------------------------------------------------
 Jeffrey L. Steele           $ 50,001              None                Over $100,000
                             - $100,000
-------------------------------------------------------------------------------------------


1 Ownership disclosure is made using the following ranges:  None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed include any shares owned through the deferred compensation plan described below.

2 J. Knox Singleton became a Trustee on March 17, 2004.
3 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's business manager, Washington Management Corporation.

TRUSTEE COMPENSATION -- No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the business manager or its affiliates. The fund pays annual fees of $750 to Trustees who are not affiliated with the business manager, $250 for each Board of Trustees meeting attended, and $250 for each meeting attended as a member of a committee of the Board of Trustees.


No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the business manager.


               The American Funds Tax-Exempt Series I -- Page 12

 TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2004
                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE TRUST             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------
 Cyrus A. Ansary                 $5,900                            $72,000
------------------------------------------------------------------------------------------
 Daniel J. Callahan               4,400                             74,000
 III
------------------------------------------------------------------------------------------
 James C. Miller III              5,900                             73,500
------------------------------------------------------------------------------------------
 Katherine D. Ortega              6,400                             68,000
------------------------------------------------------------------------------------------
 J. Knox Singleton/3/             1,750                             63,750
------------------------------------------------------------------------------------------
 T. Eugene Smith                  5,900                             74,500
------------------------------------------------------------------------------------------



1 Amounts may be deferred by eligible Trustees under a nonqualified deferred compensation plan adopted by the trust in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the Trustees.
2 In each instance where a Trustee of the trust serves on other funds affiliated with The American Funds Group, such service is as a Director of Washington Mutual Investors Fund.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the trust (plus earnings thereon) through the 2004 fiscal year for participating Trustees is as follows: J. Knox Singleton ($1,496). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the trust until paid to the Trustees.

As of September 1, 2004, the officers and Trustees of the trust and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the trust.


TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- The trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on May 30, 1986. Although the Board of Trustees has delegated day-to-day oversight to the investment adviser and business manager, all trust operations are supervised by the trust's Board, which meets periodically and performs duties required by applicable state and federal laws.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the Board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the trust as described in "Trustee compensation" above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the trust.


As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the trust. At such a


               The American Funds Tax-Exempt Series I -- Page 13 meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the trust except amendments to change the name of the trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the trust may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the trust will continue indefinitely.


The fund has several different classes of shares, including classes A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. Class R-5 shares are described in more detail in the fund's prospectus addendum. The Board of Trustees may establish additional series and/or classes of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The trust does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the trust will hold a meeting at which any member of the Board could be removed by a majority vote.


PROXY VOTING PROCEDURES -- The trust's Board of Trustees will oversee the voting of any proxies for securities held by the trust in order to ensure that the voting of such proxies is conducted in accordance with the established procedures and policies. The Board of Trustees authorizes the Chief Executive Officer ("CEO") or the CEO's designee (the "Voting Officer") to vote on any matter arising as a result of the trust's portfolio holdings. The Voting Officer is directed to vote on each matter in the best interests of the fund holding the portfolio security and its shareholders. The Voting Officer may consult with others, as appropriate, in deciding how to vote and should resolve any conflict of interest involved in voting by consulting with the Chairman of the trust's Governance Committee. The business manager is responsible for administering the voting of


               The American Funds Tax-Exempt Series I -- Page 14 proxies, related record keeping and reporting of votes. Since the trust will normally hold only municipal securities, it is highly unlikely the trust will be required to vote on any issue.


On August 31 of each year, the trust is required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the trust's voting record will be available on the American Funds website at americanfunds.com and on the SEC's website at www.sec.gov.


PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on September 1, 2004:


THE TAX-EXEMPT FUND OF MARYLAND




                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class A         7.18%
 4800 Deer Lake Dr. E., Fl. 2                        Class B        24.99
 Jacksonville, FL  32244-6484                        Class C        53.51
----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A         6.68
 201 Progress Pkwy.
 Maryland Hts., MO  63043-3009
----------------------------------------------------------------------------
 Dean Witter Reynolds                                Class B         7.34
 3 Harborside Plz., 6th Floor
 Jersey City, NJ  07311-3907
----------------------------------------------------------------------------
 NFSC FEBO #B9F-070939                               Class F         8.59
 Nancy Dryden
 MD
----------------------------------------------------------------------------
 Judith Davidson Gilman TTEE                         Class F         5.25
 Kenneth Gilman TTEE
 Judith Davidson Gilman TR
 MD
----------------------------------------------------------------------------
 NFSC FEBO #RG 5-000329                              Class F         5.95
 Thomas J. Lankford TR
 Thomas J. Lankford TTEE
 NC
----------------------------------------------------------------------------
 NFSC FEBO # CFE-605859                              Class F         5.78
 Dalton A. Andrews Revocable TR
 Dalton A. Andrews
 MD
----------------------------------------------------------------------------
 The Johnston-Lemon Group, Incorporated              Class R-5      64.99
 1101 Vermont Ave. NW
 Washington, DC  20005-3521
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      14.79
 PIM 969-00
 Capital Guardian Trust Company
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                          Class R-5      20.21
 PIM 1370-00
 Capital Guardian Trust Co.
 120 S. State College Blvd.
 Brea, CA  92821-5805
----------------------------------------------------------------------------





               The American Funds Tax-Exempt Series I -- Page 15

THE TAX-EXEMPT FUND OF VIRGINIA




                 NAME AND ADDRESS                     OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------
 MLPF&S For The Sole Benefit of Its Customers        Class A          5.25%
 4800 Deer Lake Dr. E., Fl. 2                        Class B         11.35
 Jacksonville, FL  32244-6484                        Class C         30.58
-----------------------------------------------------------------------------
 Edward D. Jones & Co.                               Class A          8.94
 201 Progress Pkwy.
 Maryland Hts., MO  63043-3009
-----------------------------------------------------------------------------
 NFSC FEBO # B37-189359                              Class F          6.06
 Lucy C. Wilson
 VA
-----------------------------------------------------------------------------
 Charles Schwab & Co. Inc.                           Class F         16.43
 FBO 31276293
 101 Montgomery St.
 San Francisco, CA  94104-4122
-----------------------------------------------------------------------------
 The Johnston-Lemon Group, Incorporated              Class R-5      100.00
 1101 Vermont Ave. NW
 Washington, DC  20005-3521
-----------------------------------------------------------------------------



SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


               The American Funds Tax-Exempt Series I -- Page 16

COMMITTEES OF THE BOARD OF TRUSTEES

The trust has an Audit Committee composed of four Trustees who are not considered "interested persons" of the trust within the meaning of the 1940 Act ("independent Trustees"): Cyrus A. Ansary, James C. Miller III, Katherine D. Ortega (Chair) and T. Eugene Smith. The function of the Committee is the oversight of the trust's accounting and financial reporting policies. The Committee acts as a liaison between the trust's independent auditors and the full Board of Trustees.


The trust has a Governance Committee composed of Cyrus A. Ansary (Chair) and all other independent Trustees. The Committee's functions include reviewing all contracts and agreements with the trust, as required by the 1940 Act and the rules thereunder. The Committee reports its recommendations to the full Board of Trustees. In addition, the Committee periodically reviews such issues as the Board's composition, responsibilities, committees and compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. The Committee also evaluates, selects and nominates candidates for independent Trustees to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the trust, c/o the trust's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee.


There were four Board of Trustees meetings and five Committee meetings (three Audit, and two Governance Committee) during the fiscal year ended July 31, 2004. All Trustees attended at least 75% of all board meetings and meetings of the committees of which they are members.


BUSINESS MANAGER -- Since its inception, the trust has operated under a Business Management Agreement with Washington Management Corporation. The business manager maintains its principal business address at 1101 Vermont Avenue, N.W., Washington, D.C. 20005.


The business manager provides services necessary to carry on the trust's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment and certain accounting and recordkeeping facilities. The business manager provides similar services to other mutual funds.


The fund pays all expenses not specifically assumed by the business manager, including but not limited to: custodian, transfer and dividend disbursing agency fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to its shareholders; expenses of shareholder meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's plans of distribution; fees and expense reimbursements paid to Trustees; association dues; and costs of stationery and forms prepared exclusively for the trust.


The business manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets, 0.09% of the fund's net assets in excess of $60 million plus 1.35% of the gross investment income. For the fiscal years ended July 31, 2004, 2003 and 2002, the business manager's fees amounted to $328,000, $306,000 and $253,000, for the Maryland Fund and


               The American Funds Tax-Exempt Series I -- Page 17

$362,000, $342,000 and $265,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 2004, the business manager's fees for the Maryland Fund amounted to 0.167% of average net assets and for the Virginia Fund amounted to 0.160% of average net assets.


The current Business Management Agreement, unless sooner terminated, will continue in effect until July 31, 2005 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the business manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Out of its own resources, the business manager makes payments to the investment adviser for providing various accounting services for the fund, and may make payments to support compensation paid to dealers (for additional information, see "Other compensation to dealers" below).


The business manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501(c)(3) or 509(a)(2) of the Internal Revenue Code. Trustees and officers of the trust, as well as all employees of the business manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.


INVESTMENT ADVISER -- The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, D.C.; London; Geneva; Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071 and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $500 billion of stocks, bonds and money market instruments and serves over 20 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.


The investment adviser manages the investment portfolio of the fund subject to the policies established by the Board of Trustees and places orders for the fund's portfolio securities transactions. As compensation for its services, the investment adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years


               The American Funds Tax-Exempt Series I -- Page 18 ended July 31, 2004, 2003 and 2002, the investment adviser's fees were $414,000, $387,000 and $318,000, for the Maryland Fund and $459,000, $434,000 and $333,000
for the Virginia Fund, respectively. For the fiscal year ended July 31, 2004, the investment adviser's fees for the Maryland Fund amounted to 0.211% of average net assets and for the Virginia Fund amounted to 0.203% of average net assets.


INVESTMENT ADVISORY AGREEMENT -- The Investment Advisory Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until July 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


In considering the renewal of the Agreement each year, the Governance Committee of the Board of Trustees evaluates information from several sources, including information provided by the investment adviser and business manager in accordance with Section 15(c) of the 1940 Act and presents its recommendations to the full Board of Trustees.


The Board determined that continuation of the Agreement was appropriate in light of the quality of the investment adviser's performance past and present, the strength of its organization (including its personnel, financial resources, commitment to quality service, research and operating history) and the reasonableness of the advisory fee. The Trustees also determined that continuation of the Agreement was appropriate in light of the nature and quality of non-investment management services provided by the investment adviser and its affiliates.


ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the "Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F and R-5 shares will continue in effect until July 31, 2005, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Trustees who are not interested persons of the fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C, F and R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and


               The American Funds Tax-Exempt Series I -- Page 19 fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F and R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the fund's Class C, F and R-5 shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares and 0.10% for the funds' Class R-5 shares.


Administrative services fees paid for Class C and F shares for the fiscal year ended July 31, 2004 were $24,000 and $7,000 for the Maryland fund, respectively, and $24,000 and $10,000 for the Virginia fund, respectively. Administrative services fees paid for Class R-5 shares were $3,000 and $2,000 for the Maryland Fund and Virginia Fund, respectively, during the fiscal year ended July 31, 2004.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted plans of distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2004 fiscal year amounted to $90,000 for the Maryland Fund and $116,000 for the Virginia Fund after an allowance of $356,000 and $441,000 for the Maryland Fund and the Virginia Fund, respectively, to dealers.


For the Maryland Fund, during the fiscal years ended 2003 and 2002 the Principal Underwriter retained $124,000 and $130,000, respectively, on sales of Class A shares after an allowance of $468,000 and $504,000 to dealers, respectively. For the Virginia Fund, during the fiscal years ended 2003 and 2002 the Principal Underwriter retained $184,000 and $156,000, respectively, on sales of Class A shares after an allowance of $711,000 and $592,000 to dealers, respectively.


               The American Funds Tax-Exempt Series I -- Page 20

For the Maryland Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2004 fiscal year amounted to $21,000 after compensation of $112,000 to dealers. During the fiscal year ended 2003, the Principal Underwriter retained $51,000 on sales of Class B shares of the Maryland Fund after compensation of $301,000 to dealers. During the 2002 fiscal year, the Principal Underwriter retained $49,000 on sales of Class B shares of the Maryland Fund after compensation of $263,000 to dealers. For the Virginia Fund, revenue retained and service fee reimbursements received by the Principal Underwriter on sales of Class B shares during the 2004 fiscal year amounted to $18,000 after compensation of $84,000 to dealers. During the fiscal year ended 2003, the Principal Underwriter retained $52,000 on sales of Class B shares of the Virginia Fund after compensation of $323,000 to dealers. During the 2002 fiscal year, the Principal Underwriter retained $30,000 on sales of Class B shares of the Virginia Fund after compensation of $161,000 to dealers.


Johnston, Lemon & Co. Incorporated ("Johnston, Lemon") a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commissions and payments from the plans of distribution of the funds of $23,000, $44,000 and $26,000 on its retail sales of the Maryland Fund and $19,000, $23,000 and $33,000 on its retail sales of the Virginia Fund, respectively, for the fiscal years ended July 31, 2004, 2003 and 2002. Johnston, Lemon received no net brokerage commissions resulting from purchases and sales of the securities for the investment account of the funds.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the trust are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend: (a) for Class A shares, up to 0.25% of its average daily net assets attributable to Class A shares, (b) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (c) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (d) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. The fund has not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A shares: (a) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (b) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing


               The American Funds Tax-Exempt Series I -- Page 21

$1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable.


For Class B shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (a) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(b) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares: currently 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers.


During the 2004 fiscal year, the Maryland Fund and the Virginia Fund paid or accrued $389,000 and $473,000, respectively, for compensation to dealers or the Principal Underwriter under the Plan for Class A shares; $188,000 and $143,000, respectively, for Class B shares; $148,000 and $147,000, respectively, for Class C shares; and $10,000 and $16,000, respectively, for Class F shares. As of July 31, 2004, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $66,000 and $104,000, respectively, for the Maryland Fund and the Virginia Fund. As of the end of the 2004 fiscal year, accrued and unpaid distribution expenses for Class A, B, C and F shares of the Maryland Fund amounted to $60,000, $19,000, $22,000 and $2,000, respectively. Accrued and unpaid distribution expenses for Class A, B, C and F shares of the Virginia Fund were $70,000, $14,000, $21,000 and $3,000, respectively, as of the end of the 2004 fiscal year.


OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) 0.10% of the previous year's fund sales by that dealer and (b) 0.02% of assets attributable to that dealer. For 2004, aggregate payments made by American Funds Distributors to dealers will equal approximately 0.02% of the assets of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the American Funds that are conducted by dealers, including those outside the top 75 firms.


               The American Funds Tax-Exempt Series I -- Page 22

As of March 2004, the top dealers that American Funds Distributors anticipates will receive additional compensation include:

     1717 Capital Management Company
     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     Linsco/Private Ledger Corp.
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services/PPI Employee Benefits
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.


               The American Funds Tax-Exempt Series I -- Page 23

     Terra Securities Corporation
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities
     WS Griffith Securities, Inc.

All officers of the trust and three of its Trustees, who are "interested persons" of the trust, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the trust's officers and two Trustees who are "interested persons" of the trust are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution on the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. The fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Further, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser. The investment adviser may, however, give consideration to investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions.


Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.


Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended July 31, 2004, 2003 and 2002 amounted to $56,000, $148,000 and $168,000, respectively, for the Maryland Fund and $95,000, $146,000 and $104,000, respectively, for the Virginia Fund. The volume of trading activity decreased between 2003 and 2004, resulting in a decrease in underwriting concessions paid on portfolio transactions.


During fiscal years 2004, 2003 and 2002 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co.


               The American Funds Tax-Exempt Series I -- Page 24

Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                              PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


               The American Funds Tax-Exempt Series I -- Page 25

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. Subject to Board oversight, the fund's Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the fund's investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.


2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes.

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


               The American Funds Tax-Exempt Series I -- Page 26

To avoid federal excise taxes, the Code requires the fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by the fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS -- By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS -- The fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in the fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION -- Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.


               The American Funds Tax-Exempt Series I -- Page 27

Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the fund on those shares.


All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in the fund, and then reinvests the sales proceeds in the fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in the fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


               The American Funds Tax-Exempt Series I -- Page 28

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:


     CONTACTING YOUR INVESTMENT ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           155 Fifth Street, Sixth Floor
           San Francisco, CA 94106
           (ABA #121000248)


           For credit to the account of American Funds Service Company A/c# 4600-076178
           (fund name)
           (your fund acct. no.)

     You may obtain your account number by calling 800/421-1080. Please indicate an investment dealer on the account.

All investments are subject to the purchase minimums and maximums described in the prospectus. The fund and the Principal Underwriter reserve the right to reject any purchase


               The American Funds Tax-Exempt Series I -- Page 29 order. In addition, the state tax-exempt funds are qualified for sale only in certain states. Tax-exempt funds in general should not serve as retirement plan investments.


EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see "Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).


                                 SALES CHARGES

CLASS A SALES CHARGES -- Class A shares of the fund are sold with a maximum initial sales charge of 3.75%. This charge is reduced for purchases of $100,000 or more and eliminated for purchases of $1 million or more.


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- As described in the prospectus, certain purchases of Class A shares are not subject to a sales charge. Additional information regarding certain of such purchases is described below.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     Tax-exempt funds in general should not serve as retirement plan investments.

     OTHER PURCHASES

     Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family


               The American Funds Tax-Exempt Series I -- Page 30 members and employees of the above persons, and trusts or plans primarily for such persons;

     (2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

     (3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

     (4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

     (8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit;

     (9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts


               The American Funds Tax-Exempt Series I -- Page 31 over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

     A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.


     STATEMENT OF INTENTION -- By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below) may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than shares repre-


               The American Funds Tax-Exempt Series I -- Page 32 senting direct purchases of money market funds) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below) or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust);

     .endowments or foundations established and controlled by you or your immediate family; or

     .CollegeAmerica accounts invested in American Funds other than the fund, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for nonprofit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation), or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A purchases not subject to sales charges" above), or made for


               The American Funds Tax-Exempt Series I -- Page 33 two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Alternatively, if your investment is not in an employer-sponsored retirement plan, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the current value of its investments in American Legacy Retirement Investment Plans. Direct purchases of American Funds money market funds are excluded. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.


               The American Funds Tax-Exempt Series I -- Page 34

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):


     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges" below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders.


A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.


               The American Funds Tax-Exempt Series I -- Page 35

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.


AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group in the same class at net asset value, subject to the following conditions:


               The American Funds Tax-Exempt Series I -- Page 36

(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in "Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


               The American Funds Tax-Exempt Series I -- Page 37

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, the Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


CHECKWRITING -- You may establish check writing privileges using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.


REDEMPTION OF SHARES -- The trust's Declaration of Trust permits the trust to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the trust's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian.


TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American Funds Service Company was paid a fee of $38,000 and $6,000 for Class A and B shares, respectively, of the Maryland Fund and $50,000 and $4,000 for Class A and B shares, respectively, of the Virginia Fund for the 2004 fiscal year.


               The American Funds Tax-Exempt Series I -- Page 38

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the Board of Trustees.


INDEPENDENT LEGAL COUNSEL -- Thompson, O'Donnell, Markham, Norton & Hannon, 1212 New York Avenue, NW, Washington D.C. 20005, serves as counsel for the trust and for Trustees who are not "interested persons" (as defined by the 1940 Act) of the trust in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the trust by Thompson, O'Donnell, Markham, Norton & Hannon. Counsel does not provide legal services to the trust's business manager, investment adviser or any of its affiliated companies. A determination with respect to the independence of the trust's "independent legal counsel" will be made at least annually by the independent Trustees of the trust, as prescribed by the 1940 Act and the related rules.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


CODES OF ETHICS -- The trust, Washington Management Corporation and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


               The American Funds Tax-Exempt Series I -- Page 39

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2004

                                                  THE TAX-EXEMPT     THE TAX-EXEMPT
                                                 FUND OF MARYLAND   FUND OF VIRGINIA
-------------------------------------------------------------------------------------
Net asset value and redemption price per share
  (Net assets divided by shares outstanding).         $15.94             $16.48
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current
maximum
  sales charge) . . . . . . . . . . . . . . .         $16.56             $17.12


FUND NUMBERS -- Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/, or when making share transactions:


                                                                               FUND NUMBERS
                                                               -----------------------------------------------
FUND                                                           CLASS A  CLASS B  CLASS C  CLASS F   CLASS R-5
--------------------------------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . .     02       202      302      402       2502
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . .     11       211      311      411       2511
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . .     03       203      303      403       2503
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . .     12       212      312      412       2512
Capital World Growth and Income Fund/SM/ . . . . . . . . . .     33       233      333      433       2533
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . .     16       216      316      416       2516
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . .     10       210      310      410       2510
The Growth Fund of America/SM/ . . . . . . . . . . . . . . .     05       205      305      405       2505
The Income Fund of America/(R)/  . . . . . . . . . . . . . .     06       206      306      406       2506
The Investment Company of America/(R)/ . . . . . . . . . . .     04       204      304      404       2504
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . .     14       214      314      414       2514
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . .     07       207      307      407       2507
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . .     36       236      336      436       2536
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . .     35       235      335      435       2535
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . .     01       201      301      401       2501
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . .     40       240      340      440       2540
American High-Income Trust/SM/ . . . . . . . . . . . . . . .     21       221      321      421       2521
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . .     08       208      308      408       2508
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . .     31       231      331      431       2531
Intermediate Bond Fund of America/(R)/ . . . . . . . . . . .     23       223      323      423       2523
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . .     43       243      343      443       2543
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . .     19       219      319      419       2519
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . .     20       220      320      420       2520
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . .     24       224      324      424       2524
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . .     25       225      325      425       2525
U.S. Government Securities Fund/SM/  . . . . . . . . . . . .     22       222      322      422       2522
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . .     09       209      309      409       2509
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . .     39       N/A      N/A      N/A       2539
The U.S. Treasury Money Fund of America/SM/  . . . . . . . .     49       N/A      N/A      N/A       2549
___________
*Available only in certain states.




               The American Funds Tax-Exempt Series I -- Page 40

 [This page is intentionally left blank for this filing.]

               The American Funds Tax-Exempt Series I -- Page 41

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service (Moody's) and Standard & Poor's Corporation (Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

AAA
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


BAA
Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


BA
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


CAA
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


CA
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


               The American Funds Tax-Exempt Series I -- Page 42

STANDARD & POOR'S

LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC

An obligation rated CC is currently highly vulnerable to nonpayment.


               The American Funds Tax-Exempt Series I -- Page 43

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS (HIGHEST TWO RATINGS)

MIG
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS (HIGHEST TWO RATINGS)

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


                  DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


               The American Funds Tax-Exempt Series I -- Page 44

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S

COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


               The American Funds Tax-Exempt Series I -- Page 45

Investment portfolio July 31, 2004

The Tax-Exempt Fund of Maryland

Quality diversification:
Moody's/S&P ratings (best of either)/1/

(Pie chart showing the following pieces:

Aaa/AAA           45.1%
Aa/AA             21.3%
A/A                5.9%
Baa/BBB            9.4%
Lower than Baa/BBB
  or not rated    10.5%

Cash/equivalents   7.8%)

Maturity diversification:/2/

(Pie chart showing the following pieces:

Under a year       7.8%
1 to 10 years     78.5%
10+ to 20 years   10.7%
20+ to 30 years    2.2%
30+ years          0.8%)

Average life3 6.55 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.
/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 8.04 years.




                                                                                                   Principal      Market
Fixed-income securities -- 92.24%                                                                     amount       value
                                                                                                       (000)       (000)

Maryland
State Issuers
Community Dev. Administration, Dept. of Housing and Community Dev.:
  Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                             $2,000  $    2,016
  Residential Rev. Bonds, AMT:
    Series 1998-B:  5.00% 2008                                                                         1,610       1,655
                    5.00% 2009                                                                         1,680       1,772
    Series 2001-H:  5.20% 2022                                                                           900         920
                    4.40% 2025                                                                           725         744
  Single-family Program Bonds, First Series 1994, 5.80% 2009                                           1,465       1,468

Dept. of Transportation:
  Consolidated Transportation Bonds:
    Ref. Series 2003, 4.00% 2008                                                                       1,000       1,049
    Series 2002, 5.50% 2017                                                                            2,000       2,273
    Series 2003, 5.25% 2014                                                                            4,000       4,462
  Project Cert. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008           1,420       1,522

Econ. Dev. Corp.:
  Lease Rev. Bonds:
    (Aviation Administration Facs.), Series 2003, AMT, FSA insured: 5.25% 2012                         1,000       1,084
                                                                    5.50% 2013                         1,500       1,651
    (Dept. of Transportation Headquarters Fac.), Series 2002: 5.00% 2014                               1,755       1,888
                                                              5.375% 2019                              1,500       1,620
    (Montgomery County Town Square Parking Garage Project), Series 2002-A, 3.25% 2011                  1,000         983
  Rev. Bonds (Anne Arundel County, MD Golf Course system), Series 2001, 8.25% 2028                     2,000       1,851
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
    Series 2002, AMT, 2.30% 2016 (put 2006)                                                            2,000       1,973
  Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001,
    AMBAC insured:  5.25% 2011                                                                         3,425       3,776
                    5.375% 2015                                                                        2,230       2,435

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water
  Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                                   3,500       3,706

G.O. Bonds, State and Local Facs.:
  Capital Improvement Bonds, First Series Loan, Series 2003-A, 5.25% 2016                              1,500       1,678
  First Series Loan:
    Series 2000-H, 5.50% 2010                                                                          2,000       2,253
    Series 2001-H, 5.50% 2011                                                                          1,000       1,127
  Second Series Loan:
    Series 1999-W, 5.00% 2011                                                                            500         542
    Series 1999-X, 5.25% 2012                                                                          2,000       2,203
    Series 2002-B, 5.25% 2009                                                                          1,000       1,100

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds, Series 1998, FSA insured, 5.125% 2028                 1,000       1,014
  Good Samaritan Hospital Issue, Rev. Bonds, Series 1993, 5.70% 2009 (escrowed to maturity)            1,000       1,116
  Howard County General Hospital Issue, Rev. Bonds, Series 1993 (escrowed to maturity): 5.50% 2013     1,845       1,891
                                                                                        5.50% 2021     1,000       1,024
  Institute College of Art Issue, Rev. Bonds, Series 2001, 5.50% 2032                                  1,250       1,264
  Johns Hopkins Medical Institutions Parking Facs. Issue, Parking Rev. Bonds, Series 2001,
    AMBAC insured,  5.00% 2034                                                                           880         882
  Johns Hopkins University Issue, Rev. Ref. Bonds:
    Series 1998, 5.25% 2014                                                                            2,505       2,730
    Series 2001-A:  5.00% 2011                                                                         1,000       1,090
                    5.00% 2013                                                                         1,000       1,076
    Series 2002-A,  5.00% 2032                                                                         1,000       1,004
  LifeBridge Health Issue, Rev. Bonds, Series 2004-A: 5.00% 2012                                       1,000       1,070
                                                      5.25% 2018                                       1,000       1,048
  Medlantic/Helix Issue, Rev. Bonds, Series 1998-B, AMBAC insured, 5.25% 2038                          1,500       1,545
  MedStar Health Issue, Ref. Rev. Bonds, Series 2004: 5.00% 2013                                       1,000       1,022
                                                      5.75% 2016                                       2,000       2,099
                                                      5.50% 2033                                       1,000         974
  Mercy Medical Center Issue, Project and Rev. Ref. Bonds, Series 1996, FSA insured, 6.50% 2013        2,000       2,347
  Mercy Ridge Issue, Rev. Bonds:
    Series 2003-A, 6.00% 2035                                                                          2,000       2,001
    Series 2003-B, 5.00% 2008                                                                          1,000       1,020
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of Chestertown),
    Series 1998-A:  5.75% 2019                                                                         1,500       1,476
                    5.75% 2026                                                                         1,640       1,583
  Rev. Ref. Bonds, Adventist HealthCare Issue, Series 2003-A: 5.00% 2012                               1,000       1,012
                                                              5.75% 2025                               1,000       1,002
  Roland Park Place Issue, Ref. and Project Rev. Bonds, Series 1999, 5.50% 2014                          525         532
  Suburban Hospital Issue, Rev. Bonds, Series 2004-A: 5.00% 2008                                       1,500       1,584
                                                      5.00% 2009                                         400         423
  University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030                     2,000       2,248

Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A,
  FGIC insured, 5.00% 2020                                                                             1,375       1,447

Northeast Maryland Waste Disposal Auth.:
  Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012        2,500       2,527
  Solid Waste Ref. Rev. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT,
    AMBAC insured:  5.25% 2009                                                                         1,000       1,078
                    5.50% 2010                                                                         2,500       2,729

Transportation Auth.:
  Airport Parking Rev. Bonds, Baltimore/Washington International Airport Projects,
    Series 2002-B, AMT, AMBAC insured, 5.375% 2015                                                     2,000       2,140
  Facs. Project, Transportation Facs. Projects Rev. Bonds, Series 1992, 5.80% 2006                     1,000       1,072

University System, Auxiliary Fac. and Tuition Rev. Bonds:
  Series 2001-B, 4.00% 2013                                                                            1,000       1,016
  Series 2002-A:    5.00% 2013                                                                         1,010       1,095
                    5.125% 2022                                                                        2,000       2,078

Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991-B, 0% 2005               700         687

City & County Issuers

Anne Arundel County:
  G.O. Bonds, Series 2002, 5.25% 2012                                                                  1,000       1,113
  Special Obligation Bonds:
    (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)                                    2,000       2,402
    (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)                          1,500       1,845
  Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012                      1,680       1,679

City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured:
    6.00% 2015                                                                                         1,500       1,737
    5.00% 2024                                                                                           410         429

Mayor and City Council of Baltimore:
  Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured,
    5.90% 2009                                                                                         1,500       1,692
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project), Series 1984-B, 6.50% 2011             500         523
  Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021                1,225       1,265

Baltimore County, G.O. Bonds:
  Consolidated Public Improvement Bonds:
    Ref. Series 2002, 5.25% 2010                                                                       2,000       2,227
    Series 2002, 5.25% 2015 (preref. 2012)                                                             3,000       3,346
  Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)                                     1,500       1,654

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024 (preref. 2005)                                       2,300       2,414
  Econ. Dev. Rev. Ref. Bonds, Series 1997, MBIA insured, 5.00% 2009                                    1,000       1,084

Carroll County:
  EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A,
    Asset Guaranty insured, RADIAN insured, 5.50% 2019                                                 1,265       1,341
  G.O. Bonds, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010   1,000       1,098

Frederick County:
  G.O. Public Facs. Bonds, Series 2000, 5.10% 2017                                                     1,000       1,073
  Special Obligation Bonds (Urbana Community Dev. Auth.):
    Series 1998, 6.625% 2025                                                                           3,000       3,108
    Series 2004-A, 5.95% 2030                                                                          1,000         995
  Subordinate Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2004-B, 6.25% 2030        1,461       1,454

Howard County, G.O. Bonds, Consolidated Public Improvement Project and Ref. Bonds,
  Series 2002-A:    5.25% 2014                                                                           795         879
                    5.25% 2014 (preref. 2012)                                                            205         228

Montgomery County:
  Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016                         1,000       1,077
  G.O. Consolidated Public Improvement Bonds:
    Series 2000-A, 5.30% 2013 (preref. 2010)                                                           1,000       1,115
    Series 2001-A:  4.75% 2011                                                                         1,000       1,083
                    4.75% 2012                                                                         1,000       1,082
                    5.25% 2015                                                                         2,000       2,177
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), Issue 1995-A, 6.10% 2015                                    2,025       2,093
    Single-family Mortgage Rev. Bonds, Series 1998-B: 4.80% 2009                                         495         506
                                                      4.90% 2010                                         415         438
  Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Resource Recovery Project),
    Series 1993-A, AMT, 6.00% 2007                                                                     1,000       1,071
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)                  2,355       2,597
  Solid Waste Disposal System Ref. Rev. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013                1,000       1,090
  Special Obligation Bonds:
    (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021                                     2,305       2,403
    (West Germantown Dev. Dist.):
                    Senior Series 2002-A, RADIAN insured, 5.375% 2020                                    750         789
                    Junior Series 2002-B, 6.70% 2027                                                   1,690       1,721

Prince George's County:
  (Dimensions Health Corp. Issue), Project and Rev. Ref. Bonds, Series 1994, 5.375% 2014               2,985       2,368
  Housing Auth., Mortgage Rev. Bonds, AMT:
    (GNMA Collateralized-Langley Garden Apartments Project), Series 1997-A, 5.60% 2017                 1,130       1,191
    (GNMA Collateralized-Windsor Crossing Apartments Project), Series 2002-A: 3.90% 2012                 515         517
                                                                              5.00% 2023               1,000       1,009
    GNMA/FNMA Collateralized Single-family Mortgage Rev. Bonds, Series 1998-A, 4.65% 2019                845         865
  Industrial Dev. Auth. Lease Rev. Ref. Bonds (Upper Marlboro Justice Center Project),
    Series 2003-A, MBIA insured, 5.00% 2014                                                            1,500       1,623
  Special Obligation Bonds (Woodview Village Infrastructure Improvements),
    Series 1997-A, 8.00% 2026                                                                          1,795       1,941

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties:
  G.O. Bonds:
    Ref. Bonds of 1997, 5.75% 2017                                                                     1,510       1,757
    Ref. Bonds of 2001, 4.50% 2015                                                                     3,000       3,097
  Sewage Disposal Ref. Bonds of 2003, 5.00% 2012                                                       1,000       1,101

District of Columbia

Washington Metropolitan Area Transit Auth., Gross Rev. Transit Ref. Bonds, Series 1993,
  FGIC insured, 6.00% 2008                                                                             1,480       1,658

Puerto Rico

Electric Power Auth.:
  Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                                       1,000       1,011
  Rev. Ref. Bonds:
    Series GG, FSA insured, 4.75% 2021                                                                 1,020       1,039
    Series KK, XLCA insured, 5.00% 2011                                                                1,000       1,096
    Series Y, MBIA insured, 7.00% 2007                                                                 1,000       1,131

Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA,
    FSA insured, 5.00% 2026 (put 2010)                                                                 1,000       1,080

Industrial, Medical, Higher Education and Environmental Pollution Control Facs. Fncg. Auth.,
    Special Fac. Rev. Bonds (American Airlines, Inc. Project), Series 1985 A, 6.45% 2025                 500         336

Public Fin. Corp. (Commonwealth Appropriation Bonds):
  Series 2001-E:    6.00% 2026                                                                           455         512
                    6.00% 2026 (escrowed to maturity)                                                     45          51
  Series  2004-A, FGIC insured, 5.25% 2031 (put 2012)                                                  2,500       2,728

Public Improvement Ref. Bonds (G.O. Bonds), Series 1998, 5.00% 2007                                      500         534

Virgin Islands

Public Fin. Auth.:
  Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A: 5.20% 2009               1,500       1,606
                                                                              5.20% 2010               1,000       1,061
  Rev. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017   1,000       1,098

Total fixed-income securities (cost: $177,029,000)                                                               182,935


Short-term securities -- 6.35%

Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Project), Series 1999-A, 1.09% 2029<F1>          3,390       3,390

Econ. Dev. Corp., Rev. Bonds (CHFCollege Park, LLCSouth Campus Project),
    Series 2000-A, 1.08% 2032<F1>                                                                        925         925

Health and Higher Educational Facs. Auth.:
  Pooled Loan Program Rev. Bonds, Series 1994-D, 1.08% 2029<F1>                                        2,475       2,475
  Rev. Bonds, Charlestown Community Issue, Series 1998-A, 1.07% 2028<F1>                                 300         300
Howard County, Consolidated Public Improvement Commercial Paper Anticipation Notes,
    Series C, 1.12% 9/08/2004                                                                          1,000       1,000

County Commissioners of Washington County, Demand Bonds (LSN/TLS Obligated Group Project),
  Series 2003-E, 1.08% 2033<F1>                                                                          700         700

Washington Suburban Sanitary Dist., (Montgomery and Prince George's Counties), G.O. Multi-Modal Bond
  Anticipation Notes, 2003 Series B, 1.06% 2023<F1>                                                    3,800       3,800

Total short-term securities (cost: $12,590,000)                                                                   12,590

Total investment securities (cost: $189,619,000)                                                                 195,525

Other assets less liabilities                                                                                      2,801

Net assets                                                                                                      $198,326

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations

AMT              = Alternative Minimum Tax
Auth.            = Authority
Cert. of Part.   = Certificates of Participation
Dept.            = Department
Dev.             = Development
Dist.            = District
Econ.            = Economic
Fac.             = Facility
Facs.            = Facilities
Fin.             = Finance
Fncg.            = Financing
G.O.             = General Obligation
Preref.          = Prerefunded
Ref.             = Refunding
Rev.             = Revenue

Financial statements

The Tax-Exempt Fund of Maryland

Statement of assets and liabilities at July 31, 2004
                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $189,619)                      $195,525
  Cash                                                                     1,286
  Receivables for:
    Sales of Fund's shares                                   $   443
    Interest                                                   1,909       2,352
                                                                         199,163
Liabilities:
  Payables for:
    Purchases of investments                                     428
    Repurchases of Fund's shares                                   7
    Dividends on Fund's shares                                   203
    Management services                                           62
    Services provided by affiliates                              116
    Deferred Trustees' compensation                               20
    Other fees and expenses                                        1         837
Net assets at July 31, 2004                                             $198,326

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $192,266
  Undistributed net investment income                                        175
  Distributions in excess of net realized gains                             (21)
  Net unrealized appreciation                                              5,906
Net assets at July 31, 2004                                             $198,326


Shares of beneficial interest issued and outstanding unlimited shares authorized, 12,440 total shares outstanding
                                                   Shares   Net asset value
                              Net assets      outstanding     per share/1/

Class A                         $154,182            9,671            $15.94
Class B                           18,580            1,165             15.94
Class C                           17,331            1,087             15.94
Class F                            4,938              310             15.94
Class R-5                          3,295              207             15.94



/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.56.


See Notes to Financial Statements

Statement of operations for the year ended July 31, 2004

                                                          (dollars in thousands)
Investment income:
  Income:
    Interest                                                              $9,204
  Fees and expenses:
    Investment advisory services                                $414
    Business management services                                 328
    Distribution services                                        735
    Transfer agent services                                       44
    Administrative services                                       34
    Reports to shareholders                                       33
    Registration statement and prospectus                         14
    Postage, stationery and supplies                              10
    Trustees' compensation                                        19
    Auditing and legal                                            37
    Custodian                                                      4
    Federal and state income taxes                                 3
    Other                                                         12       1,687
  Net investment income                                                    7,517

Net realized gain and unrealized appreciation on investments:
  Net realized gain on investments                                            75
  Net unrealized appreciation on investments                               2,036
    Net realized gain and unrealized appreciation on investments           2,111
Net increase in net assets resulting from operations                      $9,628

Statement of changes in net assets

                                                          (dollars in thousands)
                                                              Year ended July 31
                                                               2004         2003
Operations:
  Net investment income                                  $    7,517    $   6,923
  Net realized gain on investments                               75           90
  Net unrealized appreciation (depreciation) on investments   2,036      (2,279)
    Net increase in net assets resulting from operations      9,628        4,734

Dividends and distributions paid or accrued to shareholders:
  Dividends from net investment income                       (7,428 )    (6,911)
  Distributions from net realized gain on investments                      (244)
    Total dividends and distributions paid or
      accrued to shareholders                               (7,428)      (7,155)

Capital share transactions                                    2,641       35,007

Total increase in net assets                                  4,841       32,586

Net assets:
  Beginning of year                                         193,485      160,899
  End of year (including undistributed net investment
    income: $175 and $96, respectively)                    $198,326     $193,485


See Notes to Financial Statements

Financial highlights/1/
The Tax-Exempt Fund of Maryland



                                Income from               Dividends and
                         investment operations/2/         distributions
                                           Net
                                          gains
                                        (losses)            Divi-
                         Net            on secur   Total    dends             Total                       Net     Ratio    Ratio
                        Asset             ities    from     (from   Distri-   divi-     Net             assets   of ex-   of net
                        value     Net     (both   invest-    net    butions   dends    asset            end of   penses   income
                       begin-   invest- realized   ment    invest-   (from     and    value,    Total   period  to aver- to aver-
                       ning of   ment    and un-   oper-    ment    capital  distri-  end of   return     (in    age net  age net
                       period   income  realized) ations   income)  gains)   butions  period    /3/    millions) assets   assets


Class A:
Year ended 7/31/2004   $15.76     $.64    $ .17    $ .81    $(.63) $ --       $(.63)  $15.94     5.17%    $154      .72%    3.97%
Year ended 7/31/2003    15.93      .62     (.15)     .47     (.62)    (.02)    (.64)   15.76     2.98      156      .73     3.87
Year ended 7/31/2002    15.68      .69      .25      .94     (.69)   --        (.69)   15.93     6.14      139      .75     4.40
Year ended 7/31/2001    15.12      .74      .56     1.30     (.74)   --        (.74)   15.68     8.77      119      .80     4.77
Year ended 7/31/2000    15.57      .74     (.45)     .29     (.74)   --        (.74)   15.12     2.03      100      .82     4.92

Class B:
Year ended 7/31/2004    15.76      .52      .17      .69     (.51)   --        (.51)   15.94     4.40       19     1.48     3.21
Year ended 7/31/2003    15.93      .50     (.15)     .35     (.50)    (.02)    (.52)   15.76     2.22       18     1.48     3.09
Year ended 7/31/2002    15.68      .57      .25      .82     (.57)   --        (.57)   15.93     5.35       11     1.49     3.62
Year ended 7/31/2001    15.12      .62      .56     1.18     (.62)   --        (.62)   15.68     7.96        4     1.54     3.91
Period from 3/15/2000
  to 7/31/2000          15.01      .16      .18      .34     (.23)   --        (.23)   15.12     2.26        1      .58     1.32


Class C:
Year ended 7/31/2004    15.76      .50      .17      .67     (.49)   --        (.49)   15.94     4.27       17     1.60     3.09
Year ended 7/31/2003    15.93      .48     (.15)     .33     (.48)    (.02)    (.50)   15.76     2.09       13     1.61     2.97
Year ended 7/31/2002    15.68      .55      .25      .80     (.55)   --        (.55)   15.93     5.20        6     1.64     3.51
Period from 4/12/2001
  to 7/31/2001          15.49      .15      .20      .35     (.16)   --        (.16)   15.68     2.29        1      .49     1.02


Class F:
Year ended 7/31/2004    15.76      .62      .17      .79     (.61)   --        (.61)   15.94     5.04        5      .85     3.85
Year ended 7/31/2003    15.93      .60     (.15)     .45     (.60)    (.02)    (.62)   15.76     2.84        3      .86     3.73
Year ended 7/31/2002    15.68      .64      .25      .89     (.64)   --        (.64)   15.93     5.81        2      .99     4.18
Period from 6/15/2001
  to 7/31/2001          15.59      .07      .09      .16     (.07)   --        (.07)   15.68     1.03    --/4/      .14      .45


Class R-5:
Year ended 7/31/2004    15.76      .67      .17      .84     (.66)   --        (.66)   15.94     5.36        3      .54     4.15
Year ended 7/31/2003    15.93      .65     (.15)     .50     (.65)    (.02)    (.67)   15.76     3.16        3      .55     4.06
Period from 7/15/2002
  to 7/31/2002          15.91      .03      .02      .05     (.03)   --        (.03)   15.93      .31        3      .02      .18


                                                        Year ended July 31
                                                   2004  2003  2002  2001  2000

Portfolio turnover rate for all classes of shares   11%   8%    5%    16%   12%


/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.

/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ Amount less than $1 million.


See Notes to Financial Statements


Investment portfolio July 31, 2004

The Tax-Exempt Fund of Virginia

Quality diversification:

Moody's/S&P ratings (best of either)/1/

(pie chart showing the following pieces:

Aaa/AAA           39.4%
Aa/AA             38.3%
A/A                5.9%
Baa/BBB            5.4%
Lower than Baa/BBB
  or not rated     6.2%
Cash/equivalents   4.8%)

Maturity diversification:/2/

(pie chart showing the following pieces:

Under a year       4.8%
1 to 10 years     86.0%
10+ to 20 years    8.8%
20+ to 30 years    0.4%)

Average life/3/ 6.31 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 7.37 years.



                                                                                                   Principal      Market
Fixed-income securities -- 95.17%                                                                     amount       value
                                                                                                       (000)       (000)

Virginia
State Issuers

Big Stone Gap, Redev. and Housing Auth., Commonwealth of Virginia Correctional Fac.
  Lease Rev. Bonds: (Wallens Ridge Dev. Project), Series 1995, 5.25% 2010                             $1,600  $    1,694
  Series 2003, 5.00% 2014                                                                              1,000       1,085

College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds:
    (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016                              500         527
    (Hampton University Project), Series 2003: 5.00% 2013                                              1,000       1,076
                                               5.00% 2014                                              1,815       1,941
  Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017                                            1,000       1,048
    (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011                                 1,530       1,675
    (University of Richmond Project), (put 2009):
                    Series 2002-A, 5.00% 2032                                                          3,500       3,772
                    Series 2002-B, 5.00% 2032                                                          2,000       2,155
    (Washington and Lee University Project), Series 2001, 5.375% 2021                                  1,000       1,113

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation Notes:
    Series 2000, 5.50% 2010                                                                            1,300       1,460
    Series 2002, 5.00% 2011                                                                            1,000       1,095
  Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series
1999-B, 5.50% 2013                                                                                     4,750       5,261

G.O. Bonds, Series 1997, 5.00% 2012                                                                      940       1,003

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    Series 1998-E, Sub-series E-4, 4.50% 2005                                                          1,190       1,205
    Series 2000-A, Sub-series A-4, AMT, 5.30% 2010                                                     2,160       2,160
    Series 2004-A1, AMT, 4.00% 2015                                                                    1,300       1,255
    Series 2004-A1, AMT, 4.15% 2017                                                                    1,100       1,064
    Series 2001-J, Sub-series J-1, MBIA insured: 4.55% 2010                                            1,000       1,042
                                                 4.65% 2011                                            1,000       1,042
  Multi-family Housing Bonds:
    Series 1996-B, 5.95% 2016                                                                          1,000       1,039
    Series 1997-B, AMT, 5.80% 2010                                                                     1,185       1,229
    Series 1998-I, AMT: 4.60% 2009                                                                     1,320       1,381
                        4.70% 2010                                                                     1,240       1,293
    Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                                 825         851

Northern Virginia Transportation Dist. Commission (Virginia Railway Express Project),
  Commuter Rail Rev. Ref. Bonds, Series 1998, FSA insured: 5.375% 2011                                 1,000       1,100
                                                           5.375% 2014                                 1,000       1,100

Peninsula Ports Auth.:
  Coal Terminal Rev. Ref. Bonds (Dominion Terminal Associates Project  DETC Issue),
    Series 2003, 3.30% 2033 (put 2008)                                                                 1,000         991
  Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998: 5.00% 2008             1,200       1,287
                                                                                5.00% 2009             1,100       1,183

Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT: 5.00% 2012          1,000       1,075
                                                                                   5.00% 2013          3,700       3,962

Public Building Auth., Public Facs. Rev. Bonds:
  Series 1998-B:    5.00% 2010                                                                         1,000       1,072
                    5.00% 2011                                                                         2,100       2,250
  Series 2000-A, 5.75% 2016                                                                            1,000       1,118
  Series 2004-A, 5.00% 2010                                                                            2,000       2,188

Public School Auth., School Fncg. Bonds:
  1991 Resolution, Series 1994-A, 6.20% 2014 (preref. 2004)                                            1,500       1,530
  1997 Resolution:
    Series 1998-A, 5.25% 2007                                                                          2,000       2,164
    Series 1998-B, 4.50% 2009                                                                          3,000       3,191
    Series 2002-A, 5.00% 2014                                                                          1,000       1,075

Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds,
    Series 2003-B:  5.00% 2016                                                                         1,000       1,072
                    5.00% 2017                                                                         1,480       1,578

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                                 1,000       1,092
  Infrastructure Rev. Bonds (Pooled Loan Bond Program):
    Series 2001-B, AMT, FSA insured, 4.375% 2010                                                       1,490       1,553
    Series 2002-A, 5.25% 2014                                                                          1,460       1,596
    Series 2003, 5.00% 2020                                                                            2,000       2,094
    Series 2003-B, AMT, MBIA insured, 5.00% 2016                                                       1,000       1,046

Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015      4,825       5,223

Virginia Polytechnic Institute and State University, University Services System and General Rev.
  Pledge Bonds, Series 1996-C, 5.35% 2009                                                              1,000       1,081

City & County Issuers

Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. and Ref. Bonds
  (Johnston Memorial Hospital), Series 1998: 5.00% 2008                                                1,015       1,084
                                             5.00% 2009                                                1,020       1,092

Arlington County:
  G.O. Ref. Bonds, Series 1993: 6.00% 2011                                                             1,000       1,160
                                6.00% 2012                                                             1,000       1,170
  Industrial Dev. Auth., Resource Recovery Rev. Bonds (Alexandria/Arlington
    Waste-to-Energy Fac.), Ogden Martin Systems of Alexandria/Arlington Inc. Project,
    Series 1998-B, AMT, FSA insured, 5.375% 2012                                                       2,785       2,981

Industrial Dev. Auth. of the County of Charles City, AMT:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project),
    Series 1999, 4.875% 2009                                                                           2,100       2,158
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
    Series 2002, 6.25% 2027 (put 2012)                                                                 1,000       1,088

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series 2001: 5.50% 2009                                      1,300       1,452
                                                       5.50% 2011                                      1,500       1,692
  G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                             1,000       1,103
  G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                                      3,000       3,280

Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                           330         334

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds (Danville Regional Medical Center):
  Series 1994, FGIC insured, 6.00% 2007 (preref. 2004)                                                $1,000  $    1,018
  Series 1998, AMBAC insured: 5.25% 2012                                                               1,995       2,193
                              5.25% 2013                                                               2,000       2,197
                              5.25% 2028                                                                 720         766

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village,
Inc. Fac.),
    Series 1999-A:  6.75% 2012                                                                           500         535
                    7.50% 2029                                                                         2,500       2,650
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011              1,500       1,576
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A: 5.00% 2007          750         802
                                                                                     5.00% 2011        1,000       1,078
                                                                                     5.25% 2019        2,500       2,699
                                                                        FSA insured, 5.25% 2019        1,000       1,092
  Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
    Series 1998-A, FHA insured, 5.05% 2010                                                               965       1,000
  Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                          1,000       1,076

City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group),Series 2002-B,5.25% 2027   1,500       1,502

Industrial Dev. Auth. of Halifax County, Hospital Ref. Rev. Bonds (Halifax Regional Hospital, Inc.),
  Series 1998:      4.65% 2007                                                                           600         613
                    4.80% 2009                                                                         1,000       1,021
                    5.00% 2011                                                                         1,000       1,021

City of Hampton:
  Convention Center Rev. Bonds, Series 2002, AMBAC insured: 5.25% 2014                                 1,000       1,090
                                                            5.25% 2015                                 1,500       1,623
  G.O. Public Improvement Ref. Bonds:
    Series 1998:    5.00% 2013                                                                         2,240       2,442
                    5.00% 2014                                                                         1,000       1,088
    Series 2000, 5.25% 2011                                                                            1,000       1,103
  Museum Rev. Ref. Bonds, Series 2004: 4.00% 2009                                                        500         516
                                       5.00% 2012                                                      1,220       1,306

Industrial Dev. Auth. of the County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center
  Project at Hanover Medical Park), Series 1995, MBIA insured: 6.50% 2010                              1,375       1,599
                                                               6.375% 2018                             1,500       1,789

Henrico County:
  Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                       580         616
  Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South
    Atlantic, Inc. Project), AMT:
                    Series 1995, 5.30% 2011 (put 2005)                                                 1,000         993
                    Series 1996-A, 5.45% 2014                                                          1,000         924

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and
  Henry County), Series 1997, 6.00% 2017 (preref. 2007)                                                1,000       1,096

Industrial Dev. Auth. of King George County, Variable Rate Demand Solid Waste Disposal Rev. Bonds
  (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)                      1,000       1,003

Loudoun County:
  Dulles Town Center, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project),
    Series 1998, 6.25% 2026                                                                            2,495       2,524
  G.O. Public Improvement Bonds, Series 2001-B: 5.00% 2012                                             1,000       1,083
                                                5.25% 2015                                               500         542
  G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                                    1,795       1,974
  Industrial Dev. Auth.:
    Hospital Rev. Bonds (Loudoun Hospital Center), Series 1995, FSA insured, 6.00% 2005                  515         534
    Residential Care Facility Ref. Rev. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024    2,000       2,020
  Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014            1,185       1,265

City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013                                           1,000       1,076

City of Newport News:
  G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                                       1,000       1,093
  G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                                  1,585       1,695

City of Norfolk, MBIA insured:
  G.O. Bonds, Capital Improvement and Ref. Bonds, Series 2002, 5.00% 2011                              1,000       1,092
  Industrial Dev. Auth., Health Care Rev. Bonds (Bon Secours Health System), Series 1997, 5.00% 2007   1,250       1,339

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured: 5.375% 2014               1,485       1,575
                                                                             5.375% 2015               1,565       1,658

Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994,
  6.875% 2010 (preref. 2004)                                                                           1,900       1,946
Prince William County:
  Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026             2,470       2,482
  Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds:
    Series 1999-A, 6.85% 2019                                                                          1,312       1,364
    Series 1999-B, 7.00% 2029                                                                            480         503
  Industrial Dev. Auth., Hospital Fac. Rev. Bonds, (Potomac Hospital Corp. of Prince William),
    Series 2003, 5.00% 2013                                                                            1,000       1,040
  Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014                       1,000       1,091

City of Richmond:
  G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015                           1,000       1,095
  Public Utility Rev. and Ref. Bonds, Series 1998-A, 5.25% 2009                                        1,500       1,620

Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, FGIC insured:
  Series 1998, 5.25% 2012                                                                              1,000       1,110
  Series 2002, 5.25% 2017                                                                              1,120       1,244

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds
  (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015                    3,500       3,812

City of Virginia Beach:
  Dev. Auth.:
    Health Care Facs. Rev. and Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011             1,000       1,064
    Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993,
                    AMBAC insured: 6.00% 2011                                                          1,000       1,137
                                   5.125% 2018                                                         2,200       2,372
  G.O. Public Improvement and Ref. Bonds, Series 2002: 5.00% 2015                                      1,500       1,601
                                                       5.00% 2016                                      1,500       1,590
  G.O. Public Improvement Bonds, Series 2001: 5.00% 2012                                               2,425       2,656
                                              5.00% 2013                                               2,425       2,629
  Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A: 5.375% 2017                     1,500       1,630
                                                                       5.00% 2021                      2,000       2,065

Industrial Dev. Auth. of County of Isle of Wight:
  Series 2000-A, 6.60% 2024                                                                              890         943
  Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014      3,000       2,797
  Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015           1,910       2,051

District of Columbia

Metropolitan Washington Airports Auth., AMT:
  Airport System Rev. and Ref. Bonds, Series 1998-B:
    5.50% 2007                                                                                         1,500       1,607
    MBIA insured, 5.25% 2010                                                                           1,000       1,062
  Airport System Rev. Bonds, Series 2001-A, MBIA insured, 5.50% 2014                                   1,000       1,073
  Airport System Rev. Ref. Bonds:
    Series 2002-D, FSA insured: 5.375% 2013                                                            1,000       1,075
                                5.375% 2014                                                            1,000       1,065
                                5.375% 2016                                                            1,995       2,111
    Series 2003-A, FGIC insured, 5.00% 2008                                                            1,000       1,068
    Series 2004-C-1, FSA insured, 5.00% 2008                                                           1,000       1,067

Puerto Rico

Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014                         1,000       1,109

Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA:
  FSA insured, 5.00% 2026 (put 2010)                                                                   1,000       1,080
  AMBAC insured, 5.00% 2035 (put 2010)                                                                 1,150       1,242

Public Fin. Corp., (Commonwealth Appropriation Bonds), Series 2004-A, AMBAC insured,
5.25% 2030 (put 2012)                                                                                  1,000       1,091

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien:
  Series 1998-A, 5.20% 2009                                                                            1,000       1,071
  Series 1998-C:    5.50% 2005                                                                         1,000       1,040
                    5.50% 2007                                                                         1,000       1,074

Total fixed-income securities (cost: $208,082,000)                                                               215,855


Short-term securities -- 4.74%

Alexandria Redev. and Housing Auth., Residential Care Fac. First Mortgage Rev. Bonds
  (Goodwin House), Multi-Mode Series 1996-B, 1.09% 2006<F1>                                            1,120       1,120

Industrial Dev. Auth. of Loudon County, Multi-Modal Rev. Bonds
  (Howard Hughes Medical Institute Issue), Series 2003-A, 1.10% 2038<F1>                               3,300       3,300

City of Newport News, Industrial Dev. Auth., Rev. Bonds (CNU Warwick LLC Student
  Apartments Project), Series 2004, 1.08% 2028<F1>                                                     1,100       1,100

Peninsula Ports Auth., Coal Terminal Rev. Bonds (Dominion Term Assn.) 1.12% 2004                       1,000       1,000

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds
  (Carilion Health System Obligated Group):<F1> Series 2002-C, 1.09% 2027                              1,370       1,370
  Series 2002-D, 1.13% 2027                                                                            2,870       2,870

Total short-term securities (cost: $10,760,000)                                                                   10,760

Total investment securities (cost: $218,842,000)                                                                 226,615

Other assets less liabilities                                                                                        192

Net assets                                                                                                    $  226,807

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements
Key to abbreviations

AMT              = Alternative Minimum Tax
Auth.            = Authority
Dev.             = Development
Dist.            = District
Econ.            = Economic
Fac.             = Facility
Facs.            = Facilities
Fin.             = Finance
Fncg.            = Financing
G.O.             = General Obligation
Preref.          = Prerefunded
Redev.           = Redevelopment
Ref.             = Refunding
Rev.             = Revenue


Financial statements

The Tax-Exempt Fund of Virginia

Statement of assets and liabilities at July 31, 2004

                                               (dollars and shares in thousands,
                                                       except per-share amounts)
Assets:
  Investment securities at market (cost: $218,842)                      $226,615
  Cash                                                                       110
  Receivables for:
    Sales of Fund's shares                                   $   583
    Interest                                                   2,777       3,360
                                                                         230,085
Liabilities:
  Payables for:
    Purchases of investments                                   1,981
    Repurchases of Fund's shares                                 868
    Dividends on Fund's shares                                   216
    Investment advisory services                                  69
    Services provided by affiliates                              124
    Deferred Trustees' compensation                               19
    Other fees and expenses                                        1       3,278
Net assets at July 31, 2004                                             $226,807

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $219,412
  Undistributed net investment income                                        162
  Accumulated net realized loss                                            (540)
  Net unrealized appreciation                                              7,773
Net assets at July 31, 2004                                             $226,807

Shares of beneficial interest issued and outstanding unlimited shares authorized, 13,760 total shares outstanding

                                                   Shares   Net asset value
                              Net assets      outstanding     per share/1/

Class A                         $188,507           11,436            $16.48
Class B                           13,850              840             16.48
Class C                           14,945              907             16.48
Class F                            7,383              448             16.48
Class R-5                          2,122              129             16.48



/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.12.


See Notes to Financial Statements

Statement of operations for the year ended July 31, 2004

                                                          (dollars in thousands)
Investment income:
  Income:
    Interest                                                              $9,723
  Fees and expenses:
    Investment advisory services                                $459
    Business management services                                 362
    Distribution services                                        779
    Transfer agent services                                       54
    Administrative services                                       36
    Reports to shareholders                                       40
    Registration statement and prospectus                         11
    Postage, stationery and supplies                              10
    Trustees' compensation                                        19
    Auditing and legal                                            37
    Custodian                                                      4
    Other                                                         12       1,823
  Net investment income                                                    7,900

Net realized loss and unrealized appreciation on investments:
  Net realized loss on investments                                          (27)
  Net unrealized appreciation on investments                               1,970
    Net realized loss and unrealized appreciation on investments           1,943
Net increase in net assets resulting from operations                      $9,843


Statement of changes in net assets

                                                          (dollars in thousands)
                                                             Year ended July 31
                                                               2004         2003
Operations:
  Net investment income                                   $    7,900   $   7,478
  Net realized loss on investments                              (27)       (444)
  Net unrealized appreciation (depreciation)
    on investments                                             1,970     (3,051)
    Net increase in net assets resulting from operations       9,843       3,983

Dividends and distributions paid or accrued to shareholders:
  Dividends from net investment income                       (7,895)     (7,439)
  Distributions from net realized gain on investments             --       (429)
    Total dividends and distributions paid or accrued
    to shareholders                                          (7,895)     (7,868)

Capital share transactions                                     2,408      38,924

Total increase in net assets                                   4,356      35,039

Net assets:
  Beginning of year                                          222,451     187,412
  End of year (including undistributed net
    investment income: $162 and $157, respectively)         $226,807    $222,451

See Notes to Financial Statements

Financial highlights/1/

The Tax-Exempt Fund of Virginia


                                Income from               Dividends and
                         investment operations/2/         distributions
                                           Net
                                          gains
                                        (losses)            Divi-
                         Net            on secur   Total    dends             Total                       Net     Ratio    Ratio
                        Asset             ities    from     (from   Distri-   divi-     Net             assets   of ex-   of net
                        value     Net     (both   invest-    net    butions   dends    asset            end of   penses   income
                       begin-   invest- realized   ment    invest-   (from     and    value,    Total   period  to aver- to aver-
                       ning of   ment    and un-   oper-    ment    capital  distri-  end of   return     (in    age net  age net
                       period   income  realized) ations   income)  gains)   butions  period    /3/    millions) assets   assets


Class A:
Year ended 7/31/2004   $16.32     $.60    $ .16    $ .76    $(.60) $ --       $(.60)  $16.48     4.67%    $189      .70%    3.60%
Year ended 7/31/2003    16.57      .60     (.21)     .39     (.60)    (.04)    (.64)   16.32     2.32      189      .71     3.61
Year ended 7/31/2002    16.29      .66      .31      .97     (.66)    (.03)    (.69)   16.57     6.08      169      .73     4.05
Year ended 7/31/2001    15.57      .72      .72     1.44     (.72)   --        (.72)   16.29     9.40      132      .78     4.47
Year ended 7/31/2000    15.82      .74     (.25)     .49     (.74)   --        (.74)   15.57     3.24      114      .80     4.77


Class B:
Year ended 7/31/2004    16.32      .48      .16      .64     (.48)   --        (.48)   16.48     3.90       14     1.45     2.84
Year ended 7/31/2003    16.57      .47     (.21)     .26     (.47)    (.04)    (.51)   16.32     1.56       14     1.46     2.81
Year ended 7/31/2002    16.29      .54      .31      .85     (.54)    (.03)    (.57)   16.57     5.28        7     1.48     3.26
Year ended 7/31/2001    15.57      .59      .72     1.31     (.59)   --        (.59)   16.29     8.56        3     1.51     3.57
Period from 3/15/2000
  to 7/31/2000          15.28      .18      .34      .52     (.23)   --        (.23)   15.57     3.40   --/4/      .59     1.38


Class C:
Year ended 7/31/2004    16.32      .45      .16      .61     (.45)   --        (.45)   16.48     3.77       15     1.58     2.72
Year ended 7/31/2003    16.57      .45     (.21)     .24     (.45)    (.04)    (.49)   16.32     1.43       14     1.60     2.72
Year ended 7/31/2002    16.29      .52      .31      .83     (.52)    (.03)    (.55)   16.57     5.15        8     1.62     3.13
Period from 4/18/2001
  to 7/31/2001          16.01      .14      .29      .43     (.15)   --        (.15)   16.29     2.69        1      .46      .89


Class F:
Year ended 7/31/2004    16.32      .58      .16      .74     (.58)   --        (.58)   16.48     4.54        7      .83     3.48
Year ended 7/31/2003    16.57      .58     (.21)     .37     (.58)    (.04)    (.62)   16.32     2.17        3      .85     3.44
Year ended 7/31/2002    16.29      .56      .31      .87     (.56)    (.03)    (.59)   16.57     5.44        1     1.23     3.51
Period from 4/4/2001
  to 7/31/2001          16.18      .18      .13      .31     (.20)   --        (.20)   16.29     1.95   --/4/      .31     1.26


Class R-5:
Year ended 7/31/2004    16.32      .63      .16      .79     (.63)   --        (.63)   16.48     4.85        2      .52     3.78
Year ended 7/31/2003    16.57      .63     (.21)     .42     (.63)    (.04)    (.67)   16.32     2.49        2      .53     3.79
Period from 7/15/2002
  to 7/31/2002          16.55      .03      .02      .05     (.03)   --        (.03)   16.57      .29        2      .02      .16


                                                        Year ended July 31
                                                   2004  2003  2002  2001  2000

Portfolio turnover rate for all classes of shares   8%    4%    10%   5%    22%


/1/ Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

/2/ Based on average shares outstanding.

/3/ Total returns exclude all sales charges, including contingent deferred sales charges.

/4/ Amount less than $1 million.


See Notes to Financial Statements

Notes to financial statements

The American Funds Tax-Exempt Series I

1. Organization and significant accounting policies

Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:


                                               Contingent deferred sales
Share class Initial sales charge               charge upon redemption                  Conversion feature

Class A     Up to 3.75%                        None (except 1% for certain             none
            within one year of                 redemtions
            purchase without an
            initial sales charge)

Class B     None                               Declines from 5% to zero for            Class B converts to Class A
            within six years of purchase       redemptions after eight years

Class C     None                               1% for redemptions within               Class C converts to Class F
            of purchase                        one year after 10 years

Class F     None                               None                                    None

Class R-5   None                               None                                    None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation -- Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the Trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income -- Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -- Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds might earn taxable income from the sale of certain securities purchased at a market discount.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. As of July 31, 2004, the cost of investment securities for Federal income tax purposes was $189,490,000 and $218,635,000 for the Maryland Fund and the Virginia Fund, respectively.

During the year ended July 31, 2004, the Maryland Fund reclassified $10,000 from undistributed net investment income to additional paid-in capital to align financial reporting with tax reporting.

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


  Maryland
  Undistributed net investment income                               $     267
  Short-term capital loss carryforward expiring in 2012                  (20)
  Gross unrealized appreciation on investment securities                7,130
  Gross unrealized depreciation on investment securities              (1,095)
  Net unrealized appreciation on investment securities                  6,035

  Virginia
  Undistributed net investment income                               $     190
  Short-term capital loss carryforward expiring in 2012                 (540)
  Gross unrealized appreciation on investment securities                8,759
  Gross unrealized depreciation on investment securities                (779)
  Net unrealized appreciation on investment securities                  7,980

The capital loss carryforwards shown above will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while capital loss carryforwards remain. During the year ended July 31, 2004, the Maryland Fund realized, on a tax basis, a net capital gain of $75,000 and the Virginia Fund realized a net capital loss of $26,000. Also included above are capital losses of $96,000 and $513,000 for the Maryland and Virginia Funds, respectively, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

Maryland
                            Distributions     Distributions         Total
                           from tax-exempt   from long-term     distributions
Share class                    income         capital gains    paid or accrued

Year ended July 31, 2004
Class A                        $6,088                --            $6,088
Class B                           596                --               596
Class C                           454                --               454
Class F                           156                --               156
Class R-5                         134                --               134
Total                          $7,428                --            $7,428

Year ended July 31, 2003
Class A                        $5,950              $208            $6,158
Class B                           457                18               475
Class C                           267                10               277
Class F                           108                 4               112
Class R-5                         129                 4               133
Total                          $6,911              $244            $7,155

Virginia
                            Distributions     Distributions         Total
                           from tax-exempt   from long-term     distributions
Share class                    income         capital gains    paid or accrued

Year ended July 31, 2004
Class A                        $6,790                --            $6,790
Class B                           409                --               409
Class C                           403                --               403
Class F                           214                --               214
Class R-5                          79                --                79
Total                          $7,895                --            $7,895

Year ended July 31, 2003
Class A                        $6,656              $378            $7,034
Class B                           301                20               321
Class C                           322                23               345
Class F                            83                 4                87
Class R-5                          77                 4                81
Total                          $7,439              $429            $7,868


3. Fees and transactions with related parties

Business management services -- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment and certain accounting and recordkeeping facilities. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the year ended July 31, 2004, the business management fee was $328,000 and $362,000, which was equivalent to an annualized rate of 0.167% and 0.160% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $23,000 and $19,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Fund's average daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, based on an annual rate of 1.65% of each Fund's monthly gross income. For the year ended July 31, 2004, the investment advisory services fee was $414,000 and $459,000, which was equivalent to an annualized rate of 0.211% and 0.203% of average net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services -- The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the next page. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2004, unreimbursed expenses subject to reimbursement totaled $66,000 for the Maryland Fund and $104,000 for the Virginia Fund.

Share class            Currently approved limits            Plan limits

Class A                          0.25%                         0.25%
Class B                          1.00                          1.00
Class C                          1.00                          1.00
Class F                          0.25                          0.50

Transfer agent services -- The Funds have a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services -- The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2004, were as follows (dollars in thousands):

Maryland
                                                   Administrative services

            Distribution   Transfer agent   CRMC administrative  Transfer agent
Share class   services        services           services           services

Class A         $389             $38          Not applicable     Not applicable
Class B          188               6          Not applicable     Not applicable
Class C          148         Included in            $22                $2
Class F           10       Administrative             6                 1
Class R-5  Not applicable     services                3                --

Total           $735             $44                $31                $3


Virginia
                                                   Administrative services

            Distribution   Transfer agent   CRMC administrative  Transfer agent
Share class   services        services           services           services

Class A         $473             $50          Not applicable     Not applicable
Class B          143               4          Not applicable     Not applicable
Class C          147         Included in            $22                $2
Class F           16       administrative             9                 1
Class R-5  Not applicable     services                2                --

Total           $779             $54                $33                $3


Deferred Trustees' compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' compensation in the accompanying financial statements includes $16,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $3,000 in each Fund in the value of the deferred amounts.

Affiliated officers and Trustees -- All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):



Maryland

                                                 Reinvestments of dividends                      Net (decrease)
                                      Sales<F1>       and distributions      Repurchases<F1>        increase

Share class                       Amount    Shares    Amount    Shares      Amount    Shares    Amount    Shares

Year ended July 31, 2004
Class A                          $27,057     1,683    $4,126       257   $(35,229)   (2,190)  $(4,046)     (250)
Class B                            3,091       193       391        24     (2,808)     (175)       674        42
Class C                            7,926       492       329        21     (3,652)     (228)     4,603       285
Class F                            2,770       172        98         6     (1,545)      (97)     1,323        81
Class R-5                             --        --        87         6          --        --        87         6
Total net increase (decrease)    $40,844     2,540    $5,031       314   $(43,234)   (2,690)    $2,641       164

Year ended July 31, 2003
Class A                          $37,565     2,333    $4,093       255   $(22,042)   (1,369)   $19,616     1,219
Class B                            9,335       580       303        19     (2,901)     (181)     6,737       418
Class C                           13,637       848       214        13     (6,988)     (436)     6,863       425
Class F                            2,368       147        71         5       (733)      (46)     1,706       106
Class R-5                             --        --        86         5         (1)    --<F2>        85         5
Total net increase (decrease)    $62,905     3,908    $4,767       297   $(32,665)   (2,032)   $35,007     2,173




Virginia

                                                 Reinvestments of dividends                      Net (decrease)
                                      Sales<F1>       and distributions       Repurchases1          increase

Share class                       Amount    Shares    Amount    Shares      Amount    Shares    Amount    Shares


Year ended July 31, 2004
Class A                          $33,025     1,977    $4,467       268   $(39,849)   (2,396)  $(2,357)     (151)
Class B                            2,229       134       320        19     (2,557)     (154)       (8)       (1)
Class C                            5,053       303       300        18     (4,545)     (274)       808        47
Class F                            5,108       307       138         8     (1,361)      (82)     3,885       233
Class R-5                             --        --        80         5          --        --        80         5
Total net increase (decrease)    $45,415     2,721    $5,305       318   $(48,312)   (2,906)   $ 2,408       133


Year ended July 31, 2003
Class A                          $49,393     2,947    $4,513       270   $(30,916)   (1,849)   $22,990     1,368
Class B                           10,177       608       236        14     (3,063)     (183)     7,350       439
Class C                           12,553       751       259        15     (6,856)     (411)     5,956       355
Class F                            2,727       162        59         4       (239)      (14)     2,547       152
Class R-5                             --        --        81         5      --<F2>    --<F2>        81         5
Total net increase (decrease)    $74,850     4,468    $5,148       308   $(41,074)   (2,457)   $38,924     2,319



<F1>Includes exchanges between share classes of the Fund.
<F2> Amount less than one thousand.

5. Investment transactions and other disclosures

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $28,209,000 and $30,946,000, and sales of $19,166,000 and $17,175,000, respectively, during the year ended July 31, 2004.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2004, the custodian fees of $4,000 each for the Maryland Fund and Virginia Fund included $2,000 and $3,000, respectively, that were offset by this reduction, rather than paid in cash.


Report of independent registered public accounting firm

The American Funds Tax-Exempt Series I

To the Board of Trustees and Shareholders:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

(signature of PricewaterhouseCoopers,LLP

Los Angeles, California
September 2, 2004
Tax information (unaudited)

The American Funds Tax-Exempt Series I

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Funds' fiscal year ending July 31, 2004.

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid by the Funds from net investment income. For purposes of computing this exclusion, all of the dividends paid by the Funds from net investment income earned during the fiscal year qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from Federal taxation.

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2005 to determine the calendar year amounts to be included on their 2004 tax returns. Shareholders should consult their tax advisers.


                                                      PART C

                                                 OTHER INFORMATION

Item 23 Exhibits:

     (a) Designation Notice dated July 11, 2002 - previously filed (See P/E Amendment No. 22 file 7/15/2002)

     (b). By-laws as amended June 17, 2004

     (c). Form of share certificate - previously filed (see P/E Amendment No. 20 filed 3/9/2001)

     (d). Investment Advisory Agreement - previously filed (see P/E Amendment No.12 filed 11/7/1996)

     (e). Form of Amended and Restated Principal Underwriting Agreement - previously filed (See P/E Amendment No. 22 file 7/15/2002)

     (f). None

     (g). Custodian Agreement - previously filed (see P/E Amendment No. 12 filed 11/7/1996)

     (h-1). Form of Amended Administrative Services Agreement (See P/E Amendment
          No. 22 filed 7/15/2002)

     (h-2). Form of Amended and Restated Shareholder Service Agreement

     (i). Legal Opinion for all share classes - previously filed (See P/E Amendment No. 22 file 7/15/2002)

     (j). Consent of Independent Accountants

     (k). Omitted financial statements - none

     (l). Initial capital agreements - previously filed (see P/E Amendment No. 12 filed 11/7/1996)

     (m). Forms of plans of distribution - Class A, B, C and F - previously filed (see P/E Amendment No.20 filed 3/9/2001)

     (n). Form of Amended and Restated Multiple Class Plan - previously filed (See P/E Amendment No. 22 file 7/15/2002)

     (p). Code of Ethics - Fund, Adviser and Business Manager Codes


Item 24. Persons Controlled by or Under Common Control with Registrant.

               None.

Item 25. Indemnification.

         Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.

               Article VI of the Trust's By-Laws states:

               (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

               (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

               (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

               (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

               (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

               (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

               (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

               (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

          None.


Item 27.  Principal Underwriters

         (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.



(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376








(b)                 (1)                                       (2)                                      (3)
       John A. Agar                             Vice President                                        None
       3901 Cedar Hill Road, #9
       Little Rock, AR 72202

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN  37027

       Bill Brady                               Regional Vice President                               None
       646 Somerset Drive
       Indianapolis, IN 46260

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613








(b)    (1) (2) (3) C. Alan Brown Vice President None 7424 Somerset Avenue
       St. Louis, MO 63105

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743

       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None








(b)    (1) (2) (3) Ruth M. Collier Senior Vice President None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None

       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       1 Nehercrest Ln.
       Orchard Park, NY 14127

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092








(b)    (1) (2) (3) Michael A. DiLella Vice President None 22 Turner's Lake Drive
       Mahwah, NJ  07430

       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

L      Michael J. Downer                        Secretary                                             None

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       175 Anderson Road
       Marlborough, MA 01752

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137

       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

L      J. Christopher Gies                      Senior Vice President                                 None

B      Lori A. Giacomini                        Assistant Vice President                              None








(b) (1) (2) (3) B Evelyn K. Glassford Vice President None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


       Eric M. Grey                             Regional Vice President                               None
       601 Fisher Road
       N. Dartmouth, MA 02747

L      Paul G. Haaga, Jr.                       Director                                              None

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       2048 Kings Manor
       Weddington, NC 28104

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None

L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Marc Ialeggio                            Regional Vice President                               None
       48 Tyrrel Court
       Danville, CA 94526







(b)                 (1)                                       (2)                                      (3)

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

N      Michael J. Johnston                      Director                                              None

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       1576 Sandy Springs Dr.
       Orange Park, FL 32003

L      Maria K. Khader                          Assistant Vice President                              None

       Andrew J. Kilbride                       Regional Vice President                               None
       3080 Tuscany Court
       Ann Arbor, MI 48103

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122

       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132








(b)                 (1)                                       (2)                                      (3)
       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       41 South Road
       Rye Beach, NH 03871

       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       3600 Knollwood Road
       Nashville, TN  37215

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372








(b)                 (1)                                       (2)                                      (3)
       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018

       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

N      Gregory S. Porter                        Assistant Vice President                              None

S      Richard P. Prior                         Vice President                                        None

       Mike Quinn                               Regional Vice President                               None
       1035 Vintage Club Drive
       Duluth, GA 30097








(b)                 (1)                                       (2)                                      (3)
       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       233 Glenhaven Court
       Swedesboro, NJ 08085

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628

       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077







(b)                 (1)                                       (2)                                      (3)

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238

       William P. Simon, Jr.                    Senior Vice President                                 None
       912 Castle Hill Lane
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Addison, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205








(b) (1) (2) (3) B Max D. Stites Vice President None

L      David K. Stone                           Assistant Vice President                              None

       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

L      Francis N. Strazzeri                     Senior Vice President                                 None

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

D      Bradley J. Vogt                          Director                                              None


L      Patricia A. Vogt                         Assistant Vice President                              None








(b)                 (1)                                       (2)                                      (3)
       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

L      A. Jordan Wallens                        Regional Vice President                               None
       2016 Dracena Drive, #10
       Los Angeles, CA 90027

       Thomas E. Warren                         Vice President                                        None
       119 Faubel St.
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

       Dana L. Wells                            Regional Vice President                               None
       Emerald Plaza Ctr.
       402 W. Broadway, Suite 400
       San Diego, CA 92101


SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

       Brian E. Whalen                          Regional Vice President                               None
       4072 Yellow Ginger Glen
       Norcross, GA 30092

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066








(b)    (1) (2) (3) Timothy J. Wilson Vice President None 460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin, CA 92782

----------
L        Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW       Business Address, 11100 Santa Monica Blvd., 15th Floor,
         Los Angeles, CA  90025
B        Business Address, 135 South State College Boulevard, Brea, CA  92821
S        Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF       Business Address, One Market, Steuart Tower, Suite 1800,
         San Francisco, CA 94105-1016
H        Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I        Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N        Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D        Business Address, 3000 K Street N.W., Suite 230,
         Washington, DC 20007-5140

         (c)      None

Item 28.  Location of Accounts and Records.

          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.

          Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.

          Records covering portfolio transactions are also maintained and kept by the custodian, JPMorgan Chase Bank , 270 Park Avenue, New York, New York, 10017-2070.


Item 29.  Management Services.

          None.

Item 30. Undertakings.

          N/A

                             SIGNATURE OF REGISTRANT

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 29th day of September, 2004.

                                         THE AMERICAN FUNDS TAX-EXEMPT SERIES I

                                         By /s/Jeffrey L. Steele, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on September 29, 2004, by the following persons in the capacities indicated.

                  Signature                           Title

(1) Principal Executive Officer:


            /s/Jeffrey L. Steele                   President

(2)      Principal Financial Officer and Principal Accounting Officer:


            /s/Michael W. Stockton                 Vice President and Treasurer

(3) Trustees:

          James H. Lemon, Jr.*                     Chairman of the Board
          Harry J. Lister*                         Vice Chairman
          /s/Jeffrey L. Steele                     President and Trustee
          Cyrus A. Ansary*                         Trustee
          Daniel J. Callahan III*                  Trustee
          James C. Miller III*                     Trustee
          Katherine D. Ortega*                     Trustee
          J. Knox Singleton*                       Trustee
          T. Eugene Smith*                         Trustee


*By
      /s/Howard L. Kitzmiller, Attorney-in-Fact

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

     /s/Howard L. Kitzmiller